UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1.              SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (3.2%)
Air Products & Chemicals, Inc.	13,155	1,286,033
Alcoa, Inc.	53,824	2,105,595
Allegheny Technologies, Inc.	6,223	684,219
Ball Corp.	6,235	335,131
Bemis Co.	6,363	185,227
Dow Chemical Co.	57,844	2,490,763
Du Pont EI de Nemours	56,046	2,777,640
Eastman Chemical Co.	5,098	340,190
Ecolab, Inc.	10,619	501,217
Freeport-McMoran Copper	23,241	2,437,748
Hercules, Inc.	7,064	148,485
International Paper Co.	26,158	938,288
Intl. Flavors & Fragrances	5,436	287,347
MeadWestvaco Corp.	11,175	329,998
Monsanto Co.	33,210	2,847,425
Newmont Mining Corp. Hldg. Co.	27,492	1,229,717
Nucor Corp.	17,529	1,042,450
PPG Industries, Inc.	9,988	754,593
Pactiv Corp.*	7,959	228,105
Peabody Energy Corp.	16,165	773,819
Praxair, Inc.	19,474	1,631,142
Rohm & Haas Co.	8,363	465,568
Sealed Air Corp.	9,833	251,331
Sigma-Aldrich Corp.	7,994	389,628
Temple-Inland, Inc.	6,452	339,569
United States Steel Group	7,197	762,450
Vulcan Materials Co.	5,817	518,586
Weyerhaeuser Co.	13,142	950,167
		27,032,431
CONSUMER, CYCLICAL (9.1%)
Abercrombie & Fitch Co. Cl A	5,277	425,854
Amazon.com, Inc.*	18,607	1,733,242
AutoZone, Inc.*	2,786	323,566
Autonation, Inc.*	9,227	163,502
Bed Bath & Beyond, Inc.*	16,521	563,697
Best Buy Co., Inc.	24,236	1,115,341
Big Lots, Inc.*	6,196	184,889
Black & Decker Corp.	3,997	332,950

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Brunswick Corp.	5,413	123,741
Carnival Corp.	26,567	1,286,640
Centex Corp.	7,304	194,067
Circuit City Group, Inc.	10,260	81,157
Clear Channel Communications	30,316	1,135,031
Coach, Inc.*	22,715	1,073,738
Comcast Corp. Cl A*	188,169	4,549,926
Covidien Limited*	30,270	1,256,205
D.R. Horton, Inc.	16,637	213,120
DIRECTV Group, Inc.*	46,246	1,122,853
Darden Restaurants, Inc.	8,626	361,084
Dillard’s, Inc. Cl A	3,691	80,575
Disney (Walt) Co.	118,171	4,063,901
Dow Jones & Co.	3,960	236,412
EW Scripps Co. Cl A	5,464	229,488
Eastman Kodak Co.	17,474	467,604
Family Dollar Stores, Inc.	8,864	235,428
Ford Motor Co.*	127,832	1,085,294
Fortune Brands, Inc.	9,326	759,976
Gannett Co., Inc.	14,180	619,666
Gap, Inc.	30,131	555,616
General Motors Corp.	34,452	1,264,388
Genuine Parts Co.	10,346	517,300
Goodyear Tire & Rubber Co.*	12,847	390,677
Harley-Davidson, Inc.	15,294	706,736
Harman Intl. Inds	3,948	341,581
Harrah’s Entertainment, Inc.	11,400	991,002
Hasbro, Inc.	9,740	271,551
Hilton Hotels Corp.	23,769	1,105,021
Home Depot, Inc.	102,807	3,335,059
International Game Technology	20,433	880,662
Interpublic Grp. of Cos., Inc.	28,705	297,958
Johnson Controls, Inc.	12,055	1,423,816
Jones Apparel Group, Inc.	5,689	120,209
KB Home	4,687	117,456
Kohl’s Corp.*	19,348	1,109,221
Leggett & Platt	10,636	203,786
Lennar Corp.	8,489	192,276
Limited Brands, Inc.	19,412	444,341
Liz Claiborne, Inc.	6,226	213,739
Lowe’s Companies, Inc.	90,023	2,522,444

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Macy’s Inc	26,395	853,086
Marriott International, Inc.	19,456	845,752
Mattel, Inc.	24,025	563,627
McDonald’s Corp.	72,560	3,952,343
McGraw-Hill Cos., Inc.	20,634	1,050,477
Meredith Corp.	2,361	135,285
NIKE, Inc. Cl B	23,539	1,380,798
New York Times Co. Cl A	8,763	173,157
Newell Rubbermaid, Inc.	16,822	484,810
News Corp, Inc.	140,947	3,099,425
Nordstrom, Inc.	12,044	564,743
Office Depot, Inc.*	16,607	342,436
OfficeMax, Inc.	4,586	157,162
Omnicom Group, Inc.	19,988	961,223
Penney (J.C.) Co., Inc.	13,494	855,115
Polo Ralph Lauren Corp.	3,647	283,554
Pulte Homes, Inc.	12,932	176,005
RadioShack Corp.	8,388	173,296
Sears Holding Corp.*	4,609	586,265
Sherwin-Williams Co.	6,611	434,409
Snap-On, Inc.	3,513	174,034
Stanley Works	4,998	280,538
Staples, Inc.	43,467	934,106
Starbucks Corp.*	45,377	1,188,877
TJX Companies, Inc.	27,070	786,925
Target Corp.	51,545	3,276,716
Tiffany & Co.	8,324	435,761
Time Warner, Inc.	227,055	4,168,730
Tribune Co.	4,687	128,049
Tyco International*	30,268	1,342,083
V F Corp.	5,398	435,889
Wendy’s International, Inc.	5,317	185,616
Whirlpool Corp.	4,749	423,136
Windstream Corp.	29,066	410,412
Wyndham Worldwide Corp	10,874	356,232
Yum! Brands, Inc.	31,658	1,070,990
eBay, Inc.*	69,463	2,710,446
		76,405,294
CONSUMER, NON-CYCLICAL (9.8%)
Altria Group, Inc.	128,174	8,911,938
Anheuser-Busch Cos., Inc.	45,637	2,281,394

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Archer-Daniels-Midland Co.	39,184	1,296,207
Avon Products, Inc.	26,341	988,578
Brown-Forman Corp. Cl B	5,265	394,401
CVS Corp.	90,164	3,573,199
Campbell Soup Co.	13,682	506,234
Clorox Co.	8,425	513,841
Coca-Cola Co.	121,140	6,961,916
Coca-Cola Enterprises	17,355	420,338
Colgate-Palmolive Co.	31,048	2,214,343
ConAgra Foods, Inc.	29,822	779,249
Constellation Brands, Inc.Cl A	11,813	285,993
Costco Wholesale Corp.	26,664	1,636,370
Dean Foods Co.	7,877	201,494
Estee Lauder Co. Cl A	6,979	296,328
FNMA	59,268	3,604,087
General Mills, Inc.	20,103	1,166,175
Heinz (H.J.) Co.	19,431	897,712
Hershey Food Corp.	10,293	477,698
IAC Interactive Corp.*	11,632	345,121
Kellogg Co.	16,154	904,624
Kimberly Clark Corp.	25,913	1,820,647
Kraft Foods Inc.	95,997	3,312,857
Kroger Co.	43,076	1,228,528
McCormick & Co., Inc.	7,888	283,731
Molson Coors Brewing Co.	4,150	413,631
PepsiCo, Inc.	98,376	7,207,026
Pepsi Bottling Group, Inc.	8,531	317,097
Proctor & Gamble Co.	190,004	13,364,881
Reynolds American Inc	10,417	662,417
Safeway, Inc.	26,755	885,858
Sara Lee Corp.	44,112	736,229
Supervalu, Inc.	12,792	499,016
Sysco Corp.	37,138	1,321,741
Tyco Electronics*	30,271	1,072,502
Tyson Foods, Inc.	16,748	298,952
UST, Inc.	9,705	481,368
Wal-Mart Stores, Inc.	146,137	6,378,880
Walgreen Co.	60,497	2,857,878
Whole Foods Market, Inc.	8,462	414,300
Wrigley (Wm.) Jr. Co.	13,227	849,570
		83,064,349

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (11.4%)
Anadarko Petroleum	28,244	1,518,115
Apache Corp.	20,214	1,820,473
Ashland, Inc.	3,385	203,811
BJ Services Co.	17,773	471,873
Baker Hughes, Inc.	19,456	1,758,239
Chesapeake Energy Corp.	24,981	880,830
ChevronTexaco Corp.	129,787	12,145,467
ConocoPhillips	99,070	8,695,374
Consol Energy, Inc.	11,101	517,307
Dynegy Inc. CL - A*	30,173	278,799
Devon Energy Corp.	27,154	2,259,213
ENSCO International, Inc.	9,011	505,517
EOG Resources, Inc.	14,905	1,078,079
El Paso Corp.	42,653	723,821
Exxon Mobil Corp.	337,679	31,255,568
Hess Corp.	16,844	1,120,631
Halliburton Co.	54,197	2,081,165
Integrys Energy Group Inc	4,627	237,041
Marathon Oil Corp.	41,468	2,364,505
Murphy Oil Corp.	11,477	802,128
Nabors Industries, Ltd.*	17,120	526,782
National-Oilwell, Inc.*	10,844	1,566,958
Noble Corporation*	16,347	801,820
Occidental Petroleum	50,579	3,241,102
Rowan Cos., Inc.	6,728	246,110
Schlumberger, Ltd.	72,578	7,620,690
Smith International, Inc.	12,209	871,723
Spectra Energy Corp.	38,486	942,137
Sunoco, Inc.	7,328	518,676
Tesoro Petroleum Corp.	8,520	392,090
Transocean, Inc.*	17,613	1,991,150
Valero Energy Corp.	33,719	2,265,242
Weatherford Int’l., Ltd.*	20,518	1,378,399
Williams Cos., Inc.	36,545	1,244,723
XTO Energy, Inc.	23,491	1,452,683
		95,778,241

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (18.9%)
Ace, Ltd.*	20,031	1,213,278
Aflac, Inc.	29,741	1,696,427
Allstate Corp.	35,617	2,036,936
Ambac Financial Group, Inc.	6,176	388,532
American Capital Strategies	11,442	488,917
American Express Co.	72,014	4,275,471
American Int’l. Group, Inc.	156,131	10,562,262
Ameriprise Financial, Inc.	14,325	904,051
Aon Corp.	17,825	798,738
Apartment Investment & Mgmt.Co	5,887	265,680
Archstone-Smith Trust	13,616	818,866
Assurant, Inc.	5,875	314,313
Avalonbay Communities	4,855	573,181
BB & T Corp.	33,605	1,357,306
Bank of America Corp.	270,164	13,581,144
Bank of NEw York Mellon Corp	69,277	3,057,887
Bear Stearns Cos., Inc.	7,070	868,267
Boston Properties	7,247	752,963
CB Richard Ellis Group Inc.*	12,005	334,219
CIT Group, Inc.	11,620	467,124
CME Group, Inc.	3,234	1,899,490
Capital One Financial Corp.	25,430	1,689,315
Charles Schwab Corp.	57,704	1,246,406
Chubb Corp.	23,946	1,284,463
Cincinnati Financial Corp.	10,472	453,542
Citigroup, Inc.	302,871	14,134,990
Comerica, Inc.	9,316	477,724
Commerce Bancorp (N.J.)	11,705	453,920
Countrywide Financial Corp.	35,070	666,681
Discover Financial Svcs.	29,056	604,365
Developers Divers Rlty.	7,571	422,992
E*Trade Financial Corp.*	25,891	337,878
Equity Residential	16,873	714,740
Federated Investors, Inc.	5,330	211,601
Fidelity Natl. Info. Svc., Inc	10,343	458,919
Fifth Third Bancorp	32,615	1,104,996
First Tennessee Natl. Bank	7,686	204,909
Franklin Resources, Inc.	9,883	1,260,083
Freddie Mac	39,583	2,335,793
Goldman Sachs Group, Inc.	24,698	5,353,045

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Hartford Fin, Svc .Gp., Inc.	19,342	1,790,102
Host Hotels & Resorts Inc.	31,798	713,547
Hudson City Bancorp, Inc.	32,380	498,004
Huntington Bancshares, Inc.	22,279	378,297
Intercontinental Exchange Inc*	4,010	609,119
J.P. Morgan Chase & Co.	206,026	9,440,111
Janus Capital Group	9,610	271,771
KeyCorp.	23,706	766,415
Kimco Realty Corp.	15,357	694,290
Legg Mason, Inc.	8,083	681,316
Lehman Brothers Hlds.	32,316	1,994,867
Leucadia National	10,024	483,357
Lincoln National Corp.	16,480	1,087,186
Loews Corp.	27,068	1,308,738
M & T Bank Corp.	4,566	472,353
MBIA, Inc.	7,705	470,390
MGIC Investment Corp.	4,990	161,227
Marsh & McLennan Cos., Inc.	32,999	841,475
Marshall & Ilsley Corp.	16,228	710,300
Merrill Lynch & Co., Inc.	52,477	3,740,561
MetLife, Inc.	45,229	3,153,818
Moody’s Corp.	13,487	679,745
Morgan Stanley	64,083	4,037,229
National City Corp.	38,557	967,395
Northern Trust Corp.	11,658	772,576
PNC Financial Services Group	20,822	1,417,978
Plum Creek Timber Co.	10,629	475,754
Principal Financial Group Inc.	16,172	1,020,291
Progressive Corp. of Ohio	44,086	855,709
Prologis Trust	15,645	1,038,046
Prudential Financial, Inc.	27,946	2,726,971
Public Storage, Inc.	7,579	596,088
Regions Financial Corp.	42,858	1,263,454
SLM Corporation	25,122	1,247,810
Safeco Corp.	6,338	388,012
Simon Property Group	13,601	1,360,100
Sovereign Bancorp, Inc.	21,879	372,818
State Street Corp.	23,715	1,616,414
Suntrust Banks, Inc.	21,252	1,608,139

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Synovus Financial Corp.	19,934	559,149
T. Rowe Price Group, Inc.	16,144	899,059
Torchmark Corp.	5,826	363,076
Travelers Cos inc	39,971	2,012,140
Unum Group	21,967	537,532
US Bancorp	105,113	3,419,326
Vornado Realty Trust	8,144	890,546
Wachovia Corp.	115,863	5,810,529
Washington Mutual, Inc.	53,318	1,882,659
Wells Fargo & Company	203,503	7,248,777
Western Union Co.	47,043	986,492
XL Capital Limited*	11,065	876,348
Zions Bancorporation	6,550	449,789
		159,546,844
HEALTHCARE (11.2%)
Abbott Laboratories	94,094	5,045,320
Aetna, Inc.	31,136	1,689,751
Allergan, Inc.	18,723	1,207,072
Amerisource Bergen Corp.	10,972	497,361
Amgen, Inc.*	66,165	3,742,954
Applera Corp.-Applied Biosys	11,165	386,756
Bard (C.R.), Inc.	6,293	554,980
Barr Pharmaceuticals, Inc.*	6,528	371,508
Bausch & Lomb, Inc.	3,374	215,936
Baxter International, Inc.	39,254	2,209,215
Becton Dickinson & Co.	14,819	1,215,899
Biogen Idec, Inc.*	17,530	1,162,765
Boston Scientific Corp.*	81,225	1,133,089
Bristol-Myers Squibb Co.	120,423	3,470,591
CIGNA Corp.	17,222	917,760
Cardinal Health, Inc.	22,194	1,387,791
Celgene Corp.*	23,302	1,661,666
Coventry Health Care*	9,516	591,990
Express Scripts, Inc.*	15,699	876,318
Forest Laboratories, Inc.*	19,258	718,131
Genzyme Corp. (Genl. Div)*	16,055	994,768
Gilead Sciences, Inc.*	56,401	2,305,109

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d)
Hospira, Inc.*	9,565	396,469
Humana, Inc.*	10,263	717,178
IMS Health, Inc.	11,890	364,310
Johnson & Johnson	176,230	11,578,311
King Pharmaceuticals, Inc.*	14,866	174,230
Laboratory Corp. of America*	7,125	557,389
Lilly (Eli) & Co.	60,082	3,420,468
Manor Care, Inc.	4,457	287,031
McKesson Corp.	18,022	1,059,513
Medco Health Solutions*	16,486	1,490,170
Medtronic, Inc.	69,050	3,895,111
Merck & Co., Inc.	132,506	6,849,235
Millipore Corp.*	3,271	247,942
Mylan Laboratories, Inc.	15,148	241,762
Patterson Cos., Inc.*	8,521	328,996
PerkinElmer, Inc.	7,385	215,716
Pfizer, Inc.	421,751	10,303,377
Quest Diagnostics, Inc.	9,517	549,797
Schering-Plough Corp.	98,595	3,118,560
St. Jude Medical, Inc.*	20,756	914,717
Stryker Corp.	14,446	993,307
Tenet Healthcare Corp.*	28,851	96,939
Thermo Fisher Scientific Inc*	25,972	1,499,104
UnitedHealth Group, Inc.	80,664	3,906,558
Varian Medical Systems, Inc.*	7,697	322,427
Waters Corp.*	6,077	406,673
Watson Pharmaceuticals, Inc.*	6,241	202,208
WellPoint, Inc.*	36,764	2,901,415
Wyeth	81,867	3,647,175
Zimmer Holdings, Inc.*	14,380	1,164,636
		94,207,454
INDUSTRIAL (12.7%)
3M Company	43,582	4,078,404
Allied Waste Industries*	17,557	223,852
American Standard Cos.	11,049	393,565
Apollo Group, Inc. Cl A*	8,651	520,358
Avery Dennison Corp.	6,483	369,661
Block (H. & R.), Inc.	19,765	418,623
Boeing Co.	47,706	5,008,653
Burlington North Santa Fe	18,290	1,484,599
C.H. Robinson Worldwide, Inc.	10,509	570,534

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
CBS Corp. Cl B	41,701	1,313,582
CSX Corp.	26,729	1,142,130
Caterpillar, Inc.	38,914	3,052,025
Cintas Corp.	8,213	304,702
Cooper Industries, Ltd.*	11,184	571,391
Cummins, Inc.	6,318	808,009
Danaher Corp.	15,010	1,241,477
Deere & Co.	13,509	2,005,006
Donnelley R.R. & Sons	13,522	494,364
Dover Corp.	12,455	634,582
Eaton Corp.	8,876	879,079
Emerson Electric Co.	48,222	2,566,375
Equifax, Inc.	8,688	331,187
FedEx Corp.	18,799	1,969,195
Fluor Corp.	5,377	774,180
General Dynamics Corp.	24,701	2,086,493
General Electric Co.	623,829	25,826,521
General Growth Pptys Inc	14,952	801,726
Goodrich Corporation	7,625	520,254
Google, Inc.*	14,063	7,977,518
Grainger (W.W.), Inc.	4,367	398,227
Honeywell International, Inc.	45,565	2,709,751
ITT Industries, Inc.	11,010	747,909
Illinois Tool Works, Inc.	25,544	1,523,444
Ingersoll Rand Co.*	17,453	950,665
L-3 Communications Hldgs., Inc	7,674	783,822
Lockheed Martin Corp.	21,140	2,293,479
Masco Corp.	22,353	517,919
Monster Worldwide, Inc.*	8,059	274,490
Norfolk Southern	23,964	1,243,971
Northrop Grumman Corp.	20,909	1,630,902
PACCAR, Inc.	15,136	1,290,344
Pall Corp.	7,464	290,350
Parker Hannifin Corp.	7,073	790,974
Pitney Bowes, Inc.	13,387	608,038
Precision Castparts Corp.	8,393	1,241,996
Raytheon Co.	26,627	1,699,335
Robert Half Intl., Inc.	9,981	298,033
Rockwell Automation, Inc.	9,288	645,609
Rockwell Collins	10,139	740,553
Ryder System, Inc.	3,642	178,458

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Southwest Airlines Co.	45,500	673,400
Starwood Hotels & Resort World	12,775	776,081
Terex Corp*	6,204	552,280
Textron, Inc.	15,202	945,716
Union Pacific Corp.	16,220	1,833,833
United Parcel Service Cl B	63,915	4,800,017
United Technologies Corp.	60,384	4,859,704
Verisign, Inc.*	14,853	501,140
Viacom Inc. - Class B.*	41,804	1,629,102
Waste MGT Inc.	31,605	1,192,773
		106,958,644
TECHNOLOGY (14.2%)
Adobe Systems, Inc.*	35,826	1,564,163
Advanced Micro Devices, Inc.*	33,486	442,015
Affiliated Computer Svcs.*	6,062	304,555
Agilent Technologies, Inc.*	23,535	867,971
Akami Technologies*	10,083	289,685
Altera Corp.	21,679	522,030
Analog Devices, Inc.	18,946	685,087
Apple Computer, Inc.*	52,947	8,129,482
Applied Materials, Inc.	83,905	1,736,834
Autodesk, Inc.*	14,008	699,980
Automatic Data Processing	32,333	1,485,055
Avaya, Inc.*	27,820	471,827
BMC Software, Inc.*	12,250	382,568
Broadcom Corp. Cl A*	28,561	1,040,763
CA Inc.	23,662	608,587
Ciena Corp.*	5,234	199,311
Cisco Systems, Inc.*	370,838	12,278,446
Citrix Systems, Inc.*	10,941	441,141
Cognizant Tech Solutions*	8,804	702,295
Computer Sciences Corp.*	10,593	592,149
Compuware Corp.*	18,450	147,969
Convergys Corp.*	8,255	143,307
Corning, Inc.	95,771	2,360,755
Dell, Inc.*	138,305	3,817,218
EMC Corp.*	127,692	2,655,994
Electronic Arts, Inc.*	18,937	1,060,283
Electronic Data Systems Corp.	30,986	676,734

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Embarq Corp.	9,289	516,468
Fiserv, Inc.*	10,160	516,738
Hewlett-Packard Co.	156,963	7,815,188
IBM Corp.	82,827	9,757,021
Intel Corp.	355,563	9,194,859
Intuit, Inc.*	20,634	625,210
JDS Uniphase Corp.*	12,886	192,775
Jabil Circuit, Inc.	12,637	288,629
Juniper Networks Inc.*	31,301	1,145,930
KLA Tencor Corp.	11,760	655,973
LSI Logic Corp.*	43,597	323,490
Lexmark Int’l, Inc.*	5,754	238,964
Linear Technology Corp.	13,516	472,925
MEMC Elect. Materials, Inc*	13,704	806,617
Microchip Technology, Inc.	13,239	480,840
Micron Technology, Inc.*	46,081	511,499
Microsoft Corp.	490,904	14,462,032
Molex, Inc. Cl A	8,743	235,449
Motorola, Inc.	140,922	2,611,285
NCR Corp.*	10,990	547,302
NVIDIA Corporation*	33,414	1,210,923
National Semiconductor Corp.	14,637	396,955
Network Appliance, Inc.*	21,664	582,978
Novell, Inc.*	21,300	162,732
Novellus Systems, Inc.*	7,538	205,486
Oracle Corp.*	239,703	5,189,570
Paychex, Inc.	20,710	849,110
QLogic Corp.*	8,946	120,324
Qualcomm, Inc.	101,934	4,307,731
Sandisk Corp.*	13,872	764,347
Solectron Corp.*	55,643	217,008
Sun Microsystems, Inc.*	215,379	1,208,276
Symantec Corp.*	54,760	1,061,249
Tektronix, Inc.	4,623	128,242
Tellabs, Inc.*	26,685	254,041
Teradyne, Inc.*	11,548	159,362
Texas Instruments, Inc.	87,009	3,183,659
Unisys Corp.*	21,306	141,046
Xerox Corp.*	56,979	988,016
Xilinx, Inc.	18,016	470,938
Yahoo!, Inc.*	82,022	2,201,470
		119,508,860

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (3.5%)
AT&T	371,330	15,710,972
Alltel Corp.	21,334	1,486,553
CenturyTel, Inc.	6,814	314,943
Citizens Communications Co.	20,716	296,653
Qwest Communications Intl.*	97,273	891,021
Sprint Nextel Corp.	173,314	3,292,966
Verizon Communications	176,719	7,825,117
		29,818,225
UTILITIES (3.3%)
AES Corp.*	40,708	815,788
Allegheny Energy, Inc.	10,111	528,401
Ameren Corp.	12,640	663,600
American Electric Power, Inc.	24,305	1,119,974
CMS Energy Corp.	13,673	229,980
Centerpoint Energy, Inc.	19,555	313,467
Consolidated Edison, Inc.	16,498	763,857
Constellation Energy Group	10,989	942,746
DTE Energy Co.	10,390	503,292
Dominion Resources, Inc.	17,719	1,493,712
Duke Energy Corp	76,728	1,434,046
Edison International	19,837	1,099,962
Entergy Corp.	11,914	1,290,167
Exelon Corp.	41,046	3,093,227
FPL Group, Inc.	24,770	1,507,998
FirstEnergy Corp.	18,560	1,175,590
NiSource, Inc.	16,692	319,485
Nicor, Inc.	2,728	117,031
PG & E Corp.	21,514	1,028,369
PPL Corporation	23,332	1,080,272
Pinnacle West Capital Corp.	6,107	241,288
Progress Energy, Inc.	15,763	738,497
Public Svc. Enterprise Group	15,482	1,362,261
Questar Corp.	10,511	552,143
Sempra Energy	16,075	934,279
Southern Co.	46,054	1,670,839
TXU Corp.	28,077	1,922,432
Teco Energy, Inc.	12,818	210,600
Xcel Energy, Inc.	25,564	550,649
		27,703,952

TOTAL INDEXED ASSETS-COMMON STOCK (Cost: $596,969,413) 97.3%		820,024,294

*Non-income producing security

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	3.99	11/29/07	1,000,000	993,742
U.S. Treasury Bill (a)	3.60	12/20/07	500,000	495,779
				1,489,521
COMMERCIAL PAPER (2.4%)
Abbott Labs	4.77	10/26/07	6,611,000	6,587,424
Eli Lilly & Co	4.85	10/01/07	9,477,000	9,474,446
United Technologies Corp	4.75	10/01/07	4,800,000	4,798,733
				20,860,603

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $22,349,717) 2.6%	22,350,124

TEMPORARY CASH INVESTMENTS** (Cost: $173,000) 0.0% (1)	173,000

TOTAL INVESTMENTS (Cost: $619,492,130) 99.9%	842,547,418

OTHER NET ASSETS 0.1%	947,067

NET ASSETS 100.0%	$843,494,485

(1)  Less than 0.05%.

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

60 S&P 500 Stock Index Futures Contracts	December 2007	$23,071,500	$(46,988)

Face Value of futures purchased and outstanding as percentage of total investments in securities: 2.7%

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2007 was 4.68%.

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Equity Index Fund were as follows:

Unrealized Appreciation	$255,435,929
Unrealized Depreciation	(34,692,579)
Net	$220,743,350
Cost of Investments	$621,804,068

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.8%)
Air Products & Chemicals, Inc.	3,587	350,665
Alcoa, Inc.	14,710	575,455
Allegheny Technologies, Inc.	1,692	186,035
Ball Corp.	1,704	91,590
Bemis Co.	1,732	50,419
Dow Chemical Co.	15,808	680,692
Du Pont EI de Nemours	15,317	759,111
Eastman Chemical Co.	1,393	92,955
Ecolab, Inc.	2,902	136,974
Freeport-McMoran Copper	6,352	666,261
Hercules, Inc.	1,931	40,590
International Paper Co.	7,149	256,435
Intl. Flavors & Fragrances	1,486	78,550
MeadWestvaco Corp.	3,054	90,185
Monsanto Co.	9,076	778,176
Newmont Mining Corp. Hldg. Co.	7,513	336,056
Nucor Corp.	4,790	284,861
PPG Industries, Inc.	2,730	206,252
Pactiv Corp.*	2,175	62,336
Peabody Energy Corp.	4,418	211,490
Praxair, Inc.	5,322	445,771
Rohm & Haas Co.	2,286	127,262
Sealed Air Corp.	2,687	68,680
Sigma-Aldrich Corp.	2,185	106,497
Temple-Inland, Inc.	1,763	92,787
United States Steel Group	1,959	207,536
Vulcan Materials Co.	1,590	141,749
Weyerhaeuser Co.	3,592	259,702
		7,385,072
CONSUMER, CYCLICAL (5.0%)
Abercrombie & Fitch Co. Cl A	1,442	116,369
Amazon.com, Inc.*	5,085	473,668
AutoZone, Inc.*	761	88,383
Autonation, Inc.*	2,522	44,690
Bed Bath & Beyond, Inc.*	4,515	154,052
Best Buy Co., Inc.	6,624	304,837
Big Lots, Inc.*	1,693	50,519
Black & Decker Corp.	1,093	91,047
Brunswick Corp.	1,479	33,810

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Carnival Corp.	7,260	351,602
Centex Corp.	1,996	53,034
Circuit City Group, Inc.	2,804	22,180
Clear Channel Communications	8,285	310,190
Coach, Inc.*	6,208	293,452
Comcast Corp. Cl A*	51,425	1,243,457
Covidien Limited*	8,273	343,330
D.R. Horton, Inc.	4,547	58,247
DIRECTV Group, Inc.*	12,639	306,875
Darden Restaurants, Inc.	2,357	98,664
Dillard’s, Inc. Cl A	1,009	22,026
Disney (Walt) Co.	32,295	1,110,625
Dow Jones & Co.	1,083	64,655
EW Scripps Co. Cl A	1,493	62,706
Eastman Kodak Co.	4,775	127,779
Family Dollar Stores, Inc.	2,422	64,328
Ford Motor Co.*	34,935	296,598
Fortune Brands, Inc.	2,549	207,718
Gannett Co., Inc.	3,875	169,338
Gap, Inc.	8,235	151,853
General Motors Corp.	9,416	345,567
Genuine Parts Co.	2,822	141,100
Goodyear Tire & Rubber Co.*	3,511	106,770
Harley-Davidson, Inc.	4,180	193,158
Harman Intl. Inds	1,079	93,355
Harrah’s Entertainment, Inc.	3,115	270,787
Hasbro, Inc.	2,662	74,217
Hilton Hotels Corp.	6,496	301,999
Home Depot, Inc.	28,096	911,434
International Game Technology	5,584	240,670
Interpublic Grp. of Cos., Inc.	7,845	81,431
Johnson Controls, Inc.	3,295	389,172
Jones Apparel Group, Inc.	1,555	32,857
KB Home	1,272	31,876
Kohl’s Corp.*	5,288	303,161
Leggett & Platt	2,907	55,698
Lennar Corp.	2,320	52,548
Limited Brands, Inc.	5,305	121,431
Liz Claiborne, Inc.	1,702	58,430

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Lowe’s Companies, Inc.	24,603	689,376
Macy’s Inc	7,214	233,156
Marriott International, Inc.	5,317	231,130
Mattel, Inc.	6,566	154,038
McDonald’s Corp.	19,830	1,080,140
McGraw-Hill Cos., Inc.	5,639	287,081
Meredith Corp.	646	37,016
NIKE, Inc. Cl B	6,433	377,360
New York Times Co. Cl A	2,395	47,325
Newell Rubbermaid, Inc.	4,597	132,486
News Corp, Inc.	38,520	847,055
Nordstrom, Inc.	3,292	154,362
Office Depot, Inc.*	4,539	93,594
OfficeMax, Inc.	1,248	42,769
Omnicom Group, Inc.	5,463	262,716
Penney (J.C.) Co., Inc.	3,688	233,709
Polo Ralph Lauren Corp.	997	77,517
Pulte Homes, Inc.	3,534	48,098
RadioShack Corp.	2,293	47,373
Sears Holding Corp.*	1,260	160,272
Sherwin-Williams Co.	1,813	119,132
Snap-On, Inc.	960	47,558
Stanley Works	1,366	76,674
Staples, Inc.	11,879	255,280
Starbucks Corp.*	12,401	324,906
TJX Companies, Inc.	7,398	215,060
Target Corp.	14,087	895,511
Tiffany & Co.	2,275	119,096
Time Warner, Inc.	62,052	1,139,275
Tribune Co.	1,281	34,997
Tyco International*	8,272	366,781
V F Corp.	1,476	119,187
Wendy’s International, Inc.	1,445	50,445
Whirlpool Corp.	1,307	116,454
Windstream Corp.	7,943	112,155
Wyndham Worldwide Corp	2,972	97,363
Yum! Brands, Inc.	8,652	292,697
eBay, Inc.*	18,984	740,756
		20,881,593

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (5.4%)
Altria Group, Inc.	35,029	2,435,566
Anheuser-Busch Cos., Inc.	12,472	623,475
Archer-Daniels-Midland Co.	10,709	354,254
Avon Products, Inc.	7,199	270,178
Brown-Forman Corp. Cl B	1,439	107,795
CVS Corp.	24,641	976,523
Campbell Soup Co.	3,739	138,343
Clorox Co.	2,302	140,399
Coca-Cola Co.	33,106	1,902,602
Coca-Cola Enterprises	4,743	114,875
Colgate-Palmolive Co.	8,485	605,150
ConAgra Foods, Inc.	8,150	212,960
Constellation Brands, Inc.Cl A	3,228	78,150
Costco Wholesale Corp.	7,287	447,203
Dean Foods Co.	2,153	55,074
Estee Lauder Co. Cl A	1,907	80,971
FNMA	16,197	984,940
General Mills, Inc.	5,494	318,707
Heinz (H.J.) Co.	5,310	245,322
Hershey Food Corp.	2,813	130,551
IAC Interactive Corp.*	3,179	94,321
Kellogg Co.	4,415	247,240
Kimberly Clark Corp.	7,082	497,581
Kraft Foods Inc.	26,235	905,370
Kroger Co.	11,772	335,737
McCormick & Co., Inc.	2,156	77,551
Molson Coors Brewing Co.	1,134	113,026
Pepsi Bottling Group, Inc.	2,331	86,643
PepsiCo, Inc.	26,885	1,969,595
Proctor & Gamble Co.	51,927	3,652,545
Reynolds American Inc	2,847	181,041
Safeway, Inc.	7,312	242,100
Sara Lee Corp.	12,056	201,215
Supervalu, Inc.	3,496	136,379
Sysco Corp.	10,149	361,203
Tyco Electronics*	8,273	293,112
Tyson Foods, Inc.	4,577	81,699
UST, Inc.	2,652	131,539
Wal-Mart Stores, Inc.	39,938	1,743,294

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Walgreen Co.	16,533	781,019
Whole Foods Market, Inc.	2,313	113,244
Wrigley (Wm.) Jr. Co.	3,615	232,191
		22,700,683
ENERGY (6.2%)
Anadarko Petroleum	7,719	414,896
Apache Corp.	5,524	497,491
Ashland, Inc.	926	55,754
BJ Services Co.	4,857	128,953
Baker Hughes, Inc.	5,317	480,497
Chesapeake Energy Corp.	6,827	240,720
ChevronTexaco Corp.	35,470	3,319,283
ConocoPhillips	27,075	2,376,373
Consol Energy, Inc.	3,034	141,384
DYNEGY INC CL - A*	8,246	76,193
Devon Energy Corp.	7,421	617,427
ENSCO International, Inc.	2,469	138,511
EOG Resources, Inc.	4,073	294,600
El Paso Corp.	11,657	197,819
Exxon Mobil Corp.	92,285	8,541,900
HESS Corp.	4,603	306,238
Halliburton Co.	14,812	568,781
Integrys Energy Group Inc	1,264	64,755
Marathon Oil Corp.	11,333	646,208
Murphy Oil Corp.	3,137	219,245
Nabors Industries, Ltd.*	4,679	143,973
National-Oilwell, Inc.*	2,963	428,154
Noble Corporation*	4,467	219,106
Occidental Petroleum	13,823	885,778
Rowan Cos., Inc.	1,832	67,015
Schlumberger, Ltd.	19,835	2,082,675
Smith International, Inc.	3,337	238,262
Spectra Energy Corp.	10,518	257,481
Sunoco, Inc.	2,011	142,339
Tesoro Petroleum Corp.	2,330	107,227
Transocean, Inc.*	4,813	544,110
Valero Energy Corp.	9,215	619,064
Weatherford Int’l., Ltd.*	5,607	376,678
Williams Cos., Inc.	9,987	340,157

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d)
XTO Energy, Inc.	6,420	397,013
		26,176,060
FINANCIAL (10.4%)
Ace, Ltd.*	5,474	331,560
Aflac, Inc.	8,128	463,621
Allstate Corp.	9,734	556,687
Ambac Financial Group, Inc.	1,688	106,192
American Capital Strategies	3,127	133,617
American Express Co.	19,681	1,168,461
American Int’l. Group, Inc.	42,669	2,886,558
Ameriprise Financial, Inc.	3,915	247,076
Aon Corp.	4,872	218,314
Apartment Investment & Mgmt.Co	1,609	72,614
Archstone-Smith Trust	3,721	223,781
Assurant, Inc.	1,606	85,921
Avalonbay Communities	1,319	155,721
BB & T Corp.	9,184	370,942
Bank of America Corp.	73,834	3,711,635
Bank of NEw York Mellon Corp	18,933	835,703
Bear Stearns Cos., Inc.	1,932	237,269
Boston Properties	1,981	205,826
CB Richard Ellis Group Inc.*	3,281	91,343
CIT Group, Inc.	3,176	127,675
CME Group Inc.	884	519,217
Capital One Financial Corp.	6,950	461,689
Charles Schwab Corp.	15,770	340,632
Chubb Corp.	6,544	351,020
Cincinnati Financial Corp.	2,862	123,953
Citigroup, Inc.	82,772	3,862,969
Comerica, Inc.	2,546	130,559
Commerce Bancorp (N.J.)	3,199	124,057
Countrywide Financial Corp.	9,584	182,192
Discover Financial - W/I	7,941	165,173
Developers Divers Rlty.	2,069	115,595
E*Trade Financial Corp.*	7,068	92,237
Equity Residential	4,611	195,322
Federated Investors, Inc.	1,457	57,843
Fidelity Natl. Info. Svc., Inc	2,827	125,434
Fifth Third Bancorp	8,914	302,006

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
First Tennessee Natl. Bank	2,100	55,986
Franklin Resources, Inc.	2,701	344,378
Freddie Mac	10,818	638,370
Genworth Financial, Inc.	7,366	226,357
Goldman Sachs Group, Inc.	6,750	1,462,995
Hartford Fin, Svc .Gp., Inc.	5,286	489,219
Host Hotels & Resorts Inc.	8,690	195,004
Hudson City Bancorp, Inc.	8,849	136,098
Huntington Bancshares, Inc.	6,089	103,391
Intercontinental Exchange Inc*	1,100	167,090
J.P. Morgan Chase & Co.	56,305	2,579,895
Janus Capital Group	2,626	74,263
KeyCorp.	6,479	209,466
Kimco Realty Corp.	4,197	189,746
Legg Mason, Inc.	2,209	186,197
Lehman Brothers Hlds.	8,832	545,199
Leucadia National	2,739	132,075
Lincoln National Corp.	4,504	297,129
Loews Corp.	7,397	357,645
M & T Bank Corp.	1,255	129,830
MBIA, Inc.	2,106	128,571
MGIC Investment Corp.	1,364	44,071
Marsh & McLennan Cos., Inc.	9,018	229,959
Marshall & Ilsley Corp.	4,435	194,120
Merrill Lynch & Co., Inc.	14,341	1,022,226
MetLife, Inc.	12,361	861,933
Moody’s Corp.	3,686	185,774
Morgan Stanley	17,513	1,103,319
National City Corp.	10,537	264,373
Northern Trust Corp.	3,186	211,136
PNC Financial Services Group	5,691	387,557
Plum Creek Timber Co.	2,905	130,028
Principal Financial Group Inc.	4,420	278,858
Progressive Corp. of Ohio	12,048	233,852
Prologis Trust	4,276	283,713
Prudential Financial, Inc.	7,637	745,218
Public Storage, Inc.	2,071	162,884
Regions Financial Corp.	11,713	345,299
SLM Corporation	6,866	341,034

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Safeco Corp.	1,732	106,033
Simon Property Group	3,717	371,700
Sovereign Bancorp, Inc.	5,980	101,899
State Street Corp.	6,481	441,745
Suntrust Banks, Inc.	5,808	439,491
Synovus Financial Corp.	5,448	152,816
T. Rowe Price Group, Inc.	4,412	245,704
Torchmark Corp.	1,592	99,213
Travelers Cos inc	10,924	549,914
UNUM Provident Corp.	6,003	146,893
US Bancorp	28,726	934,457
Vornado Realty Trust	2,226	243,413
Wachovia Corp.	31,665	1,588,000
Washington Mutual, Inc.	14,571	514,502
Wells Fargo & Company	55,616	1,981,042
Western Union Co.	12,856	269,590
XL Capital Limited*	3,024	239,501
Zions Bancorporation	1,790	122,919
		43,603,504
HEALTHCARE (6.1%)
Abbott Laboratories	25,715	1,378,838
Aetna, Inc.	8,509	461,783
Allergan, Inc.	5,117	329,893
Amerisource Bergen Corp.	2,998	135,899
Amgen, Inc.*	18,082	1,022,899
Applera Corp.-Applied Biosys	3,051	105,687
Bard (C.R.), Inc.	1,720	151,687
Barr Pharmaceuticals, Inc.*	1,784	101,527
Bausch & Lomb, Inc.	922	59,008
Baxter International, Inc.	10,728	603,772
Becton Dickinson & Co.	4,057	332,877
Biogen Idec, Inc.*	4,791	317,787
Boston Scientific Corp.*	22,198	309,662
Bristol-Myers Squibb Co.	32,911	948,495
CIGNA Corp.	4,707	250,836
Cardinal Health, Inc.	6,065	379,244
Celgene Corp.*	6,368	454,102
Coventry Health Care*	2,601	161,808
Express Scripts, Inc.*	4,290	239,468

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d)
Forest Laboratories, Inc.*	5,263	196,257
Genzyme Corp. (Genl. Div)*	4,388	271,880
Gilead Sciences, Inc.*	15,414	629,970
Hospira, Inc.*	2,614	108,350
Humana, Inc.*	2,805	196,013
IMS Health, Inc.	3,250	99,580
Johnson & Johnson	48,162	3,164,243
King Pharmaceuticals, Inc.*	4,063	47,618
Laboratory Corp. of America*	1,948	152,392
Lilly (Eli) & Co.	16,420	934,791
Manor Care, Inc.	1,212	78,053
McKesson Corp.	4,925	289,541
Medco Health Solutions*	4,505	407,207
Medtronic, Inc.	18,871	1,064,513
Merck & Co., Inc.	36,213	1,871,850
Millipore Corp.*	894	67,765
Mylan Laboratories, Inc.	4,140	66,074
Patterson Cos., Inc.*	2,329	89,923
PerkinElmer, Inc.	2,018	58,946
Pfizer, Inc.	115,261	2,815,826
Quest Diagnostics, Inc.	2,601	150,260
Schering-Plough Corp.	26,945	852,270
St. Jude Medical, Inc.*	5,672	249,965
Stryker Corp.	3,948	271,464
Tenet Healthcare Corp.*	7,885	26,494
Thermo Fisher Scientific Inc*	7,098	409,697
UnitedHealth Group, Inc.	22,045	1,067,639
Varian Medical Systems, Inc.*	2,111	88,430
Waters Corp.*	1,661	111,154
Watson Pharmaceuticals, Inc.*	1,698	55,015
WellPoint, Inc.*	10,047	792,909
Wyeth	22,374	996,762
Zimmer Holdings, Inc.*	3,921	317,562
		25,745,685
INDUSTRIAL (6.9%)
3M Company	11,910	1,114,538
Allied Waste Industries*	4,798	61,175
American Standard Cos.	3,020	107,572
Apollo Group, Inc. Cl A*	2,364	142,195

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Avery Dennison Corp.	1,772	101,039
Block (H. & R.), Inc.	5,402	114,414
Boeing Co.	13,038	1,368,860
Burlington North Santa Fe	4,998	405,688
C.H. Robinson Worldwide, Inc.	2,872	155,921
CBS Corp. Cl B	11,397	359,006
CSX Corp.	7,305	312,143
Caterpillar, Inc.	10,635	834,103
Cintas Corp.	2,245	83,290
Cooper Industries, Ltd.*	3,056	156,131
Cummins, Inc.	1,727	220,866
Danaher Corp.	4,102	339,276
Deere & Co.	3,692	547,967
Donnelley R.R. & Sons	3,696	135,126
Dover Corp.	3,404	173,434
Eaton Corp.	2,426	240,271
Emerson Electric Co.	13,179	701,386
Equifax, Inc.	2,374	90,497
FedEx Corp.	5,138	538,206
Fluor Corp.	1,461	210,355
General Dynamics Corp.	6,751	570,257
General Electric Co.	170,488	7,058,203
General Growth Pptys Inc	4,086	219,091
Goodrich Corporation	2,084	142,191
Google, Inc.*	3,843	2,180,019
Grainger (W.W.), Inc.	1,194	108,881
Honeywell International, Inc.	12,453	740,580
ITT Industries, Inc.	3,009	204,401
Illinois Tool Works, Inc.	6,981	416,347
Ingersoll Rand Co.*	4,770	259,822
L-3 Communications Hldgs., Inc	2,097	214,188
Lockheed Martin Corp.	5,777	626,747
Masco Corp.	6,109	141,546
Monster Worldwide, Inc.*	2,202	75,000
Norfolk Southern	6,549	339,959
Northrop Grumman Corp.	5,715	445,770
Paccar, Inc.	4,136	352,594
Pall Corp.	2,040	79,356
Parker Hannifin Corp.	1,933	216,167

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Pitney Bowes, Inc.	3,659	166,192
Precision Castparts Corp.	2,294	339,466
Raytheon Co.	7,277	464,418
Robert Half Intl., Inc.	2,728	81,458
Rockwell Automation, Inc.	2,538	176,416
Rockwell Collins	2,771	202,394
Ryder System, Inc.	995	48,755
Southwest Airlines Co.	12,435	184,038
Starwood Hotels & Resort World	3,491	212,078
Terex Corp*	1,696	150,978
Textron, Inc.	4,156	258,545
Union Pacific Corp.	4,433	501,195
United Parcel Service Cl B	17,468	1,311,847
United Technologies Corp.	16,502	1,328,081
Verisign, Inc.*	4,059	136,951
Viacom Inc. - Class B.*	11,425	445,232
Waste MGT Inc.	8,638	325,998
		29,238,620
TECHNOLOGY (7.8%)
Adobe Systems, Inc.*	9,791	427,475
Advanced Micro Devices, Inc.*	9,152	120,806
Affiliated Computer Svcs.*	1,657	83,248
Agilent Technologies, Inc.*	6,432	237,212
Akami Technologies*	2,755	79,151
Altera Corp.	5,925	142,674
Analog Devices, Inc.	5,178	187,236
Apple Computer, Inc.*	14,470	2,221,724
Applied Materials, Inc.	22,930	474,651
Autodesk, Inc.*	3,829	191,335
Automatic Data Processing	8,836	405,837
Avaya, Inc.*	7,603	128,947
BMC Software, Inc.*	3,348	104,558
Broadcom Corp. Cl A*	7,805	284,414
CA Inc.	6,467	166,331
Ciena Corp.*	1,430	54,454
Cisco Systems, Inc.*	101,347	3,355,599
Citrix Systems, Inc.*	2,991	120,597
Cognizant Tech Solutions*	2,406	191,927
Computer Sciences Corp.*	2,895	161,831

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Compuware Corp.*	5,042	40,437
Convergys Corp.*	2,256	39,164
Corning, Inc.	26,173	645,164
Dell, Inc.*	37,798	1,043,225
EMC Corp.*	34,897	725,858
Electronic Arts, Inc.*	5,175	289,748
Electronic Data Systems Corp.	8,468	184,941
Embarq Corp.	2,539	141,168
Fiserv, Inc.*	2,785	141,645
Hewlett-Packard Co.	42,897	2,135,842
IBM Corp.	22,636	2,666,521
Intel Corp.	97,173	2,512,894
Intuit, Inc.*	5,639	170,862
JDS Uniphase Corp.*	3,522	52,689
Jabil Circuit, Inc.	3,454	78,889
Juniper Networks Inc.*	8,554	313,162
KLA Tencor Corp.	3,214	179,277
LSI Logic Corp.*	11,915	88,409
Lexmark Int’l, Inc.*	1,566	65,036
Linear Technology Corp.	3,694	129,253
MEMC Elect. Materials, Inc*	3,745	220,431
Microchip Technology, Inc.	3,618	131,406
Micron Technology, Inc.*	12,594	139,793
Microsoft Corp.	134,160	3,952,354
Molex, Inc. Cl A	2,389	64,336
Motorola, Inc.	38,513	713,646
NCR Corp.*	3,003	149,549
NVIDIA Corporation*	9,132	330,944
National Semiconductor Corp.	4,000	108,480
Network Appliance, Inc.*	5,921	159,334
Novell, Inc.*	5,821	44,472
Novellus Systems, Inc.*	2,060	56,156
Oracle Corp.*	65,509	1,418,270
Paychex, Inc.	5,660	232,060
QLogic Corp.*	2,445	32,885
Qualcomm, Inc.	27,858	1,177,279
Sandisk Corp.*	3,791	208,884
Solectron Corp.*	15,207	59,307
Sun Microsystems, Inc.*	58,861	330,210

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Symantec Corp.*	14,966	290,041
Tektronix, Inc.	1,258	34,897
Tellabs, Inc.*	7,293	69,429
Teradyne, Inc.*	3,156	43,553
Texas Instruments, Inc.	23,779	870,074
Unisys Corp.*	5,823	38,548
Xerox Corp.*	15,572	270,018
Xilinx, Inc.	4,933	128,949
Yahoo!, Inc.*	22,416	601,645
		32,661,141
TELECOMMUNICATIONS (1.9%)
AT&T	101,482	4,293,703
Alltel Corp.	5,831	406,304
CenturyTel, Inc.	1,862	86,062
Citizens Communications Co.	5,670	81,194
Qwest Communications Intl.*	26,584	243,509
Sprint Nextel Corp.	47,365	899,935
Verizon Communications	48,296	2,138,547
		8,149,254
UTILITIES (1.8%)
AES Corp.*	11,125	222,945
Allegheny Energy, Inc.	2,763	144,394
Ameren Corp.	3,454	181,335
American Electric Power, Inc.	6,642	306,063
CMS Energy Corp.	3,737	62,856
Centerpoint Energy, Inc.	5,344	85,664
Consolidated Edison, Inc.	4,509	208,767
Constellation Energy Group	3,003	257,627
DTE Energy Co.	2,839	137,521
Dominion Resources, Inc.	4,842	408,181
Duke Energy Corp	20,969	391,911
Edison International	5,421	300,594
Entergy Corp.	3,256	352,592
Exelon Corp.	11,218	845,388
FPL Group, Inc.	6,769	412,097
FirstEnergy Corp.	5,072	321,260
NiSource, Inc.	4,562	87,317
Nicor, Inc.	746	32,003
PG & E Corp.	5,880	281,064

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d)
PPL Corporation	6,377	295,255
Pinnacle West Capital Corp.	1,660	65,587
Progress Energy, Inc.	4,308	201,830
Public Svc. Enterprise Group	4,231	372,286
Questar Corp.	2,872	150,866
Sempra Energy	4,393	255,321
Southern Co.	12,586	456,620
TXU Corp.	7,673	525,370
Teco Energy, Inc.	3,503	57,554
Xcel Energy, Inc.	6,986	150,478
		7,570,746

TOTAL INDEXED ASSETS-COMMON STOCK (Cost: $168,285,547) 53.3%		224,112,358

* Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	3.99	11/29/2007	1,000,000	993,742
				993,742
COMMERCIAL PAPER (2.4%)
Executive Jets Inc.	4.76	10/4/2007	2,230,000	2,228,527
Lowe’s Companies, Inc.	4.80	10/1/2007	8,074,000	8,071,847
				10,300,374

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,293,590) 2.6%				11,294,116

TOTAL INDEXED ASSETS (Cost $179,579,137) 55.9%				235,406,474

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

29 S&P 500 Stock Index Futures Contracts	December 2007	$11,151,225	$(22,838)

Face Value of futures purchased and outstanding as percentage of total investments in securities: 2.7%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.2%)
Ball Corp.	8,456	454,510
Cytec Industries, Inc.	5,929	405,484
Darling International Inc*	29,450	291,261
Dow Chemical Co.	17,162	738,996
Freeport-McMoran Copper	11,714	1,228,681
Lubrizol Corp.	6,947	451,972
Monsanto Co.	11,660	999,728
Schnitzer Steel Inds Inc -A	4,466	327,313
TETRA Technologies*	11,662	246,301
WCI Communications*	3,350	20,067
		5,164,313
CONSUMER, CYCLICAL (4.8%)
AAR Corp*	15,151	459,681
Aaron Rents, Inc	12,520	279,196
ArvinMeritor, Inc.	27,555	463,475
Audiovox Corp. Cl A*	40,286	414,543
Belo Corporation	21,922	380,566
Best Buy Co., Inc.	12,843	591,035
CSK Auto Corp*	15,519	165,277
California Pizza Kitchen Inc*	17,387	305,490
Casey’s General Stores, Inc.	16,210	449,017
Charming Shoppes, Inc.*	18,334	154,006
Collective Brands Inc*	37,552	828,397
Comcast Corp. Cl A*	39,178	947,324
Crown Holdings, Inc.*	41,632	947,544
Crown Media Holdings Cl A*	15,490	111,373
D.R. Horton, Inc.	10,446	133,813
Entravision Communications*	19,287	177,826
Gymboree Corp.*	8,838	311,451
Harman Intl. Inds	2,971	257,051
Harris Interactive*	33,000	142,230
Hartmarx Corp.*	22,674	111,103
Hibbett Sporting Goods, Inc.*	12,148	301,270
Home Depot, Inc.	7,609	246,836
International Game Technology	14,834	639,345
Johnson Controls, Inc.	7,473	882,636
Knot, Inc.*	5,975	127,029
L-1 Identity Solutions*	17,625	332,231
Landry’s Restaurant, Inc.	15,596	412,670

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Marten Transport LTD*	7,950	122,510
Marvel Entertainment Inc*	9,024	211,523
McDonald’s Corp.	11,472	624,880
Modine Manufacturing Co.	22,126	588,994
Omnicom Group, Inc.	10,844	521,488
P.F. Changs China Bistro, Inc.	2,875	85,100
Pharmion Corp*	6,210	286,529
Premiere Global Services, Inc.*	4,025	50,916
Penney (J.C.) Co., Inc.	7,899	500,560
Phillips Van Heusen Corp.	5,584	293,048
Pinnacle Entertainment, Inc.*	13,805	375,910
RC2 Corp.*	4,698	130,088
Rent-A-Center, Inc.*	10,670	193,447
Sonic Corp.*	19,525	456,885
Staples, Inc.	18,626	400,273
Starbucks Corp.*	14,730	385,926
Sunopta*	33,677	487,980
Target Corp.	6,134	389,938
The Topps Company, Inc.	14,775	143,170
Time Warner, Inc.	30,992	569,013
Tupperware Corp.	33,000	1,039,170
Tween Brands, Inc.*	9,478	311,258
Tyco International*	4,981	220,858
Under Armour Inc - CL A*	3,875	231,803
V F Corp.	5,320	429,590
Wolverine World Wide, Inc.	25,198	690,425
		20,313,697
CONSUMER, NON-CYCLICAL (3.7%)
Andersons, Inc.	2,725	130,855
Alkermes, Inc.*	10,765	198,076
Archer-Daniels-Midland Co.	14,620	483,630
Argo Group International*	6,126	266,542
Boston Beer Co., Inc. Cl A*	4,093	199,165
CVS Corp.	22,512	892,151
Chattem, Inc.*	3,120	220,022
Coca-Cola Co.	22,296	1,281,351
Colgate-Palmolive Co.	10,866	774,963
Conmed Corp.*	3,971	111,148
Dynamex, Inc.*	6,425	164,609

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
FTI Consulting Inc*	6,200	311,922
Flowers Foods, Inc.	12,987	283,117
General Mills, Inc.	7,233	419,586
Great Atlantic & Pac. Tea, Inc	13,564	413,159
Hologic, Inc.*	8,494	518,134
Icon Spon ADR*	2,450	125,024
Kroger Co.	20,996	598,806
Longs Drug Stores Corp.	15,711	780,365
Mentor Corp.	10,703	492,873
Mueller Industries, Inc.	21,256	768,192
Owens & Minor, Inc	5,175	197,116
PepsiCo, Inc.	17,581	1,287,984
Phase Forward, Inc.*	10,725	214,607
Proctor & Gamble Co.	35,274	2,481,173
Redwood Trust, Inc.	5,730	190,351
Vector Group, Ltd.	29,210	654,595
Wal-Mart Stores, Inc.	16,493	719,919
Watson Wyatt Worldwide Inc	7,538	338,758
		15,518,193
ENERGY (3.7%)
Aegean Marine Pretroleum*	16,082	583,133
CNX Gas Corp.*	16,486	474,302
ChevronTexaco Corp.	14,612	1,367,391
ConocoPhillips	10,465	918,513
Devon Energy Corp.	3,371	280,467
Ellora Energy Inc*	21,800	261,600
Exxon Mobil Corp.	40,111	3,712,674
Halliburton Co.	22,032	846,029
Northwest Natural Gas	4,547	207,798
Occidental Petroleum	10,860	695,909
Range Resources Corp.	45,125	1,834,783
Schlumberger, Ltd.	11,869	1,246,245
Superior Well Services Inc*	7,492	170,293
T-3 Energy Services, Inc.*	15,273	651,241
Transocean, Inc.*	5,332	602,783
Unisource Energy Corp.	12,654	378,228
Valero Energy Corp.	16,609	1,115,793
W&T Offshore Inc	4,160	101,421
		15,448,603

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (7.7%)
Acadia Realty Trust	8,810	239,015
Allstate Corp.	10,132	579,449
American Int’l. Group, Inc.	21,863	1,479,032
AmericanWest Bancorp	8,111	159,057
Ashford Hospitality Trust	30,380	305,319
Assured Guaranty Co.*	10,270	279,036
Asta Funding Inc.	5,150	197,348
Bank Mutual Corp.	33,447	394,340
Bank of America Corp.	36,710	1,845,412
Banner Corporation	2,537	87,247
Biomed Realty Trust Inc	7,650	184,365
Brookline Bankcorp	38,686	448,371
Capital Lease Funding, Inc.	9,089	93,162
Capital One Financial Corp.	10,634	706,417
Citigroup, Inc.	40,808	1,904,509
Columbia Banking System	6,455	205,398
Downey Financial Corp. (CA)	4,280	247,384
Ellington Financial, LLC-144A*	21,000	420,000
Equity Inns, Inc.	28,513	643,824
FBR Capital Markets Corp.*	29,100	379,176
First American Corp.	3,600	131,832
First Niagara Financial Grp.	28,575	404,336
First State Bank Corporation	11,968	235,052
FirstFed Financial Corp.*	10,639	527,162
Glacier Bancorp, Inc.	22,099	497,669
Goldman Sachs Group, Inc.	2,715	588,449
Hartford Fin, Svc .Gp., Inc.	7,344	679,687
Highwoods Properties, Inc.	10,697	392,259
iShares Russel Midcap	10,650	819,305
iShares Russel Midcap	10,210	817,208
iShares Russel Midcap	7,725	657,707
Iberia Bank Corp.	4,844	255,037
J.P. Morgan Chase & Co.	31,096	1,424,819
KNBT Bancorp, Inc.	22,814	377,344
Knight Capital Group, Inc.*	7,362	88,050
LandAmerica Financial Group	19,198	748,338
Lazard, Ltd. Cl A*	10,244	434,346
Legg Mason, Inc.	3,458	291,475
Medical Properties Trust Inc	17,221	229,384

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d)
Merrill Lynch & Co., Inc.	8,061	574,588
Meruelo Maddux Prop., Inc.*	23,897	141,231
MetLife, Inc.	15,406	1,074,260
Mid-America Apt. Communities	4,441	221,384
Morgan Stanley	10,915	687,645
National Financial Partners	18,209	964,713
NewAlliance Bankshare	44,762	657,106
PHH Corp.*	20,978	551,302
Pennsylvania REIT	5,352	208,407
Phoenix Companies, Inc.	14,193	200,263
Prologis Trust	7,769	515,473
Provident Financial Services	16,995	278,208
Safeco Corp.	10,390	636,076
Salary.com., Inc.*	15,231	178,355
Sterling Financial Corp.	9,889	266,113
Sws Group, Inc.	16,029	283,553
Taylor Capital Gowth, Inc.	6,164	172,161
Tower Group, Inc.	10,228	267,769
Vintage Wine Trust, Inc.	45,820	297,830
Wachovia Corp.	30,809	1,545,071
Wells Fargo & Company	54,216	1,931,174
Westamerica Bancorp	8,000	398,480
		32,448,482
HEALTHCARE (3.7%)
Alnylam Pharmaceuticals, Inc.*	5,313	174,107
Abbott Laboratories	21,345	1,144,519
Aetna, Inc.	13,121	712,077
Allscripts Healthcare Solution	17,878	483,242
American Medical Sys. Hldgs.*	9,450	160,178
Amgen, Inc.*	7,881	445,828
Arthrocare Corp.*	5,630	314,661
Celgene Corp.*	4,124	294,082
Conceptus, Inc.*	4,125	78,293
Discovery Laboratories Inc*	92,365	248,462
Enzon, Inc.*	55,635	490,144
Genzyme Corp. (Genl. Div)*	6,243	386,816
Gilead Sciences, Inc.*	21,384	873,964
Human Genome Sciences, Inc.*	23,359	240,364
Humana, Inc.*	3,923	274,139

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d)
Inverness Medical Innovations*	20,428	1,130,077
Johnson & Johnson	30,728	2,018,830
Keryx Biopharmaceuticals, Inc.	10,755	106,905
Kyphon, Inc.*	3,975	278,250
McKesson Corp.	8,160	479,726
Medco Health Solutions*	5,679	513,325
Merck & Co., Inc.	20,729	1,071,482
Myriad Genetics Inc.*	4,475	233,371
Onyx Pharmaceuticals Inc*	3,275	142,528
Psychiatric Solutions*	17,330	680,722
Quest Diagnostics, Inc.	5,902	340,959
Rigel Pharmaceuticals, Inc.*	8,247	77,769
Sciele Pharma, Inc.*	5,028	130,829
Seattle Genetics, Inc.*	16,671	187,382
St. Jude Medical, Inc.*	6,961	306,771
Theravance, Inc.*	8,120	211,851
Varian, Inc.*	8,150	518,422
Wyeth	17,795	792,769
		15,542,844
INDUSTRIAL (8.2%)
3M Company	9,336	873,663
Actuant Corp. Cl A	4,934	320,562
Agnico-Eagle Mines, Ltd.	7,765	386,697
Alaska Air Group, Inc.*	15,065	347,851
Allis-Chalmers Corp*	66,192	1,253,676
Astec Industries Inc.*	3,025	173,786
Barnes Group, Inc.	6,825	217,854
Baldor Electric Company	22,118	883,614
Benchmark Electronics*	5,709	136,274
Bronco Drilling Co., Inc.*	33,755	499,574
Bucyrus International , Inc.	3,902	284,573
CF Industries Holdings	8,540	648,271
Consolidated Communications	3,925	76,969
Curtis Wright Corp. Cl B	6,599	313,453
Diodes, Inc.*	10,698	343,406
DXP Enterprises Inc.*	3,789	134,547
DeVry, Inc.	9,775	361,773
Flir Systems Inc.*	16,645	921,967

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
Felcor Lodging Trust, Inc.	7,903	157,507
Flotek Industries, Inc.*	33,034	1,458,451
General Cable Corp.*	6,063	406,949
General Electric Co.	86,168	3,567,355
Genesee & Wyoming, Inc. Cl A*	27,326	788,082
Google, Inc.*	3,083	1,748,893
Granite Construction	13,320	706,226
HUB Group, Inc. Cl A*	11,051	331,862
Harmonic, Inc.*	36,726	389,663
Healthcare Services Group	12,852	260,510
ICO, Inc.*	29,431	414,388
ITT Industries, Inc.	13,608	924,391
Illinois Tool Works, Inc.	8,767	522,864
Integra Lifesciences Corp.*	7,453	362,067
Interline Brands, Inc.*	9,522	218,911
JetBlue Airways Corp*	27,525	253,781
Ladish Co Inc*	16,955	940,663
Landauer, Inc.	4,525	230,594
Levitt Corporation	18,320	36,823
Littelfuse, Inc.*	17,326	618,365
Live Nation Inc*	13,126	278,928
Lockheed Martin Corp.	9,901	1,074,159
MKS Instruments, Inc.*	4,340	82,547
Magellan Health Services, Inc.	12,925	524,497
Miller (Herman), Inc.	6,484	175,976
Northrop Grumman Corp.	10,764	839,592
Perini Corp.*	11,105	621,103
Prepaid Legal Service, Inc.*	2,775	153,902
RBC Bearings Inc*	7,825	300,089
RTI International Metals Inc*	5,938	470,646
Sauer-Danfoss, Inc.	26,660	711,289
Siligan Holdings, Inc.	12,903	693,536
Sotheby’s (Deleware)	2,450	117,086
Southwest Airlines Co.	33,584	497,043
Starwood Hotels & Resort World	8,728	530,226
Taseko Mines,LTD*	110,650	578,700
Texas Industries, Inc.	8,312	652,492
Trico Marine Services, Inc.*	8,303	247,429
United Parcel Service Cl B	10,003	751,225

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d)
United Technologies Corp.	10,954	881,578
WMS Industries Inc*	9,875	326,863
Waste Connections Inc.*	9,634	305,976
Wright Express Corp*	11,511	420,036
Zumiez, Inc.*	8,350	370,490
		34,124,081
TECHNOLOGY (6.5%)
Activision, Inc.*	16,140	348,463
Anixter International, Inc.*	5,523	455,371
Ansys, Inc.*	8,610	294,204
Apple Computer, Inc.*	5,738	881,013
Arris Group, Inc.*	21,600	266,760
Aspen Technology, Inc.*	20,199	289,250
Automatic Data Processing	9,803	450,252
Broadcom Corp. Cl A*	22,671	826,131
CDC Corp-CL A*	75,130	550,703
Cirrus Logic, Inc.*	27,764	177,690
Cisco Systems, Inc.*	64,086	2,121,887
CommScope, Inc.*	16,284	818,108
Corning, Inc.	28,782	709,476
Cynosure Inc*	4,700	173,430
Dot Hill Systems*	26,222	79,453
EFJ, Inc.*	32,725	189,805
EMC Corp.*	18,313	380,910
Electronics For Imaging, Inc.*	12,273	329,653
Equinix Inc*	2,626	232,900
Exelixis, Inc*	10,065	106,588
Hewlett-Packard Co.	23,438	1,166,978
IBM Corp.	10,752	1,266,586
Illumina, Inc.*	7,075	367,051
Imation Corp.	6,116	150,025
Informatica Corp.*	36,318	570,193
Intel Corp.	54,506	1,409,525
Kenexa*	3,550	109,269
Lin TV Corp.*	21,770	283,228
MEMC Elect. Materials, Inc*	7,412	436,270
Marlin Business Services*	12,683	181,747
Medics Pharmaceutical Corp.	22,555	688,153
Micrel, Inc.	23,157	250,096

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d)
Micron Technology, Inc.*	27,974	310,511
Microsemi Corp.*	25,084	699,342
Microsoft Corp.	73,001	2,150,609
NVIDIA Corporation*	14,898	539,904
Netlogic Microsystems, Inc.*	15,678	566,133
Parametric Technology Corp.*	2,644	46,058
Perot Systems Corp. Cl A*	12,298	207,959
Qualcomm, Inc.	19,466	822,633
Rightnow Tecnologies*	7,985	128,479
SPSS, Inc.*	5,916	243,384
Semtech Corp.*	26,830	549,478
Symantec Corp.*	19,963	386,883
Syniverse Holdings, Inc.*	33,635	534,797
Tech Data Corp.*	11,840	475,021
Technitrol, Inc.	11,439	308,281
Trident Microsystems*	9,050	143,805
ValueClick, Inc.*	20,600	462,676
Varian Semiconductor Equip.*	6,324	338,460
Viasat, Inc.*	22,827	703,756
Wabtech	12,996	486,830
Website Pros, Inc.*	10,434	109,035
Yahoo!, Inc.*	18,965	509,021
		27,284,223
TELECOMMUNICATIONS (1.2%)
AT&T	44,802	1,895,573
Cincinnati Bell, Inc.*	38,137	188,397
Golden Telecom Inc	2,325	187,139
Gray Television Inc.	36,598	310,717
Iowa Telecomunications Service	19,199	381,100
Qwest Communications Intl.*	28,866	264,413
Sprint Nextel Corp.	21,627	410,913
Verizon Communications	27,803	1,231,117
		4,869,369
UTILITIES (1.3%)
Avista Corp.	11,858	241,310
Black Hills Corp.	5,556	227,907
Constellation Energy Group	6,073	521,003
Dominion Resources, Inc.	10,052	847,384
Exelon Corp.	18,900	1,424,304

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d)
FirstEnergy Corp.	7,507	475,493
PNM Resources, Inc.	20,127	468,557
Sempra Energy	10,810	628,277
Sierra Pacific Resources	22,150	348,420
Westar Energy, Inc.	15,544	381,761
		5,564,416

TOTAL ACTIVE ASSETS-COMMON STOCK (Cost: $150,550,246) 42.0%		176,278,221

* Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	07/15/10	460,000	460,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%				460,000

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.2%)
Federal Home Loan Bank	4.00	10/01/07	1,000,000	999,778
COMMERCIAL PAPER (1.7%)
IBM Corp.	4.79	10/01/07	7,080,000	7,078,116

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,077,894) 1.9%				8,077,894

TEMPORARY CASH INVESTMENTS** (Cost: $26,800) 0.0% (1)				26,800

TOTAL INVESTMENTS (Cost: $338,694,077) 99.9%				420,249,389

OTHER NET ASSETS 0.1%				495,001

NET ASSETS 100.0%				$420,744,390

(1)  Less than 0.05%.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2007 was 4.68%.

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the All America Fund were as follows:

Unrealized Appreciation	$98,551,832
Unrealized Depreciation	(20,266,033)
Net	$78,285,799
Cost of Investments	$341,963,590

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.8%)
Schnitzer Steel Inds Inc -A	25,827	1,892,861
Cytec Industries, Inc.	33,508	2,291,612
Lubrizol Corp.	39,282	2,555,687
WCI Communications*	18,860	112,971
		6,853,131
CONSUMER, CYCLICAL (12.4%)
Audiovox Corp. Cl A*	229,479	2,361,339
Belo Corporation	125,657	2,181,406
CSK Auto Corp*	83,499	889,264
Casey’s General Stores, Inc.	91,470	2,533,719
Charming Shoppes, Inc.*	103,702	871,097
Collective Brands Inc*	86,675	1,912,051
Crown Holdings, Inc.*	240,769	5,479,902
Hartmarx Corp.*	129,237	633,261
Landry’s Restaurant, Inc.	88,091	2,330,888
Modine Manufacturing Co.	80,437	2,141,233
Pharmion Corp*	35,100	1,619,514
Rent-A-Center, Inc.*	60,141	1,090,356
Tupperware Corp.	136,079	4,285,128
Wolverine World Wide, Inc.	73,204	2,005,790
		30,334,948
CONSUMER, NON-CYCLICAL (6.4%)
Boston Beer Co., Inc. Cl A*	23,431	1,140,152
Conmed Corp.*	22,623	633,218
Flowers Foods, Inc.	73,420	1,600,556
Great Atlantic & Pac. Tea, Inc	46,715	1,422,939
Longs Drug Stores Corp.	34,153	1,696,380
Mueller Industries, Inc.	120,122	4,341,209
Redwood Trust Inc	32,270	1,072,009
Vector Group, Ltd.	167,027	3,743,067
		15,649,530
ENERGY (6.9%)
Aegean Marine Pretroleum*	70,903	2,570,943
CNX Gas Corp.*	93,269	2,683,349
Ellora Energy Inc*	119,800	1,437,600
Northwest Natural Gas	25,773	1,177,826
Range Resources Corp.	111,340	4,527,084
Superior Well Services Inc*	42,452	964,934
T-3 Energy Services Inc*	18,430	785,855
Unisource Energy Corp.	72,194	2,157,879
W&T Offshore Inc	23,500	572,930
		16,878,400

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (27.3%)
AmericanWest Bancorp	48,455	950,203
Ashford Hospitality Trust	171,420	1,722,771
Assured Guaranty Co.*	34,248	930,518
Asta Funding Inc.	29,139	1,116,606
Bank Mutual Corp.	198,865	2,344,618
Banner Corporation	14,383	494,631
Brookline Bankcorp	230,771	2,674,636
Capital Lease Funding, Inc.	51,432	527,178
Columbia Banking System	36,545	1,162,862
Downey Financial Corp. (CA)	24,170	1,407,305
Ellington Financial LLC-144A*	119,000	2,380,000
Equity Inns, Inc.	161,615	3,649,267
FBR Capital Markets Corp.*	159,700	2,080,906
First Niagara Financial Grp.	161,642	2,287,234
First State Bank Corporation	67,740	1,330,414
FirstFed Financial Corp.*	60,017	2,973,842
Glacier Bancorp, Inc.	75,426	1,698,594
Highwoods Properties, Inc.	60,331	2,212,338
ISHARES Russel Midcap	30,790	2,368,675
ISHARES Russel Midcap	29,310	2,345,972
Iberia Bank Corp.	27,431	1,444,242
KNBT Bancorp, Inc.	128,648	2,127,838
Knight Capital Group, Inc.*	41,673	498,409
LandAmerica Financial Group	111,853	4,360,030
Medical Properties Trust Inc	97,430	1,297,768
Meruelo Maddux Prop., Inc.*	136,069	804,168
Mid-America Apt. Communities	25,162	1,254,326
National Financial Partners	52,027	2,756,390
NewAlliance Bankshare	192,898	2,831,743
PHH Corp.*	121,016	3,180,300
Pennsylvania REIT	32,970	1,283,852
Phoenix Companies, Inc.	81,757	1,153,591
Provident Financial Services	96,026	1,571,946
Sterling Financial Corp.	56,314	1,515,410
Sws Group, Inc.	90,743	1,605,244
Taylor Capital Gowth, Inc.	35,244	984,365
Vintage Wine Trust, Inc.	236,080	1,534,520
		66,862,712

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (2.3%)
Discovery Laboratories Inc*	526,721	1,416,879
Enzon, Inc.*	314,907	2,774,331
Inverness Medical Innovations*	26,791	1,482,078
		5,673,288
INDUSTRIAL (20.5%)
Agnico-Eagle Mines, Ltd.	8,972	446,806
Alaska Air Group, Inc.*	85,930	1,984,124
Allis-Chalmers Corp*	138,143	2,616,428
Baldor Electric Company	75,631	3,021,458
Benchmark Electronics*	32,691	780,334
Bronco Drilling Co., Inc.*	91,638	1,356,242
CF Industries Holdings	48,290	3,665,694
Felcor Lodging Trust, Inc.	44,990	896,651
Flotek Industries, Inc.*	113,528	5,012,261
General Cable Corp.*	34,224	2,297,115
Genesee & Wyoming, Inc. Cl A*	60,860	1,755,202
Granite Construction	48,130	2,551,853
Healthcare Services Group	77,321	1,567,287
Ladish Co Inc*	37,900	2,102,692
Levitt Corporation	106,020	213,100
Littelfuse, Inc.*	44,440	1,586,064
Live Nation Inc*	74,881	1,591,221
MKS Instruments, Inc.*	24,490	465,800
Perini Corp.*	32,910	1,840,656
Sauer-Danfoss Inc	107,840	2,877,171
Siligan Holdings, Inc.	73,750	3,964,063
Taseko Mines LTD*	514,040	2,688,429
Texas Industries, Inc.	46,890	3,680,865
Trico Marine Services, Inc.*	47,009	1,400,868
		50,362,384
TECHNOLOGY (10.5%)
Anixter International, Inc.*	31,193	2,571,863
CDC Corp-CL A*	172,430	1,263,912
Cirrus Logic, Inc.*	158,273	1,012,947
CommScope, Inc.*	68,241	3,428,428
Dot Hill Systems*	149,585	453,243
Electronics For Imaging, Inc.*	69,074	1,855,328
Imation Corp.	36,723	900,815
Informatica Corp.*	104,316	1,637,761
Lin TV Corp.*	60,740	790,227
Marlin Business Services*	71,605	1,026,100

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Microsemi Corp.*	54,250	1,512,490
Perot Systems Corp. Cl A*	71,984	1,217,249
Semtech Corp.*	67,494	1,382,277
Syniverse Holdings, Inc.*	52,020	827,118
Tech Data Corp.*	67,782	2,719,414
TECHNOLOGY (Cont’d)
Technitrol, Inc.	65,071	1,753,663
Trident Microsystems*	51,100	811,979
Website Pros, Inc.*	59,819	625,109
		25,789,923
TELECOMMUNICATIONS (1.6%)
Cincinnati Bell, Inc.*	218,102	1,077,424
Gray Television Inc.	83,500	708,915
Iowa Telecomunications Service	108,577	2,155,253
		3,941,592
UTILITIES (3.6%)
Avista Corp.	71,167	1,448,248
Black Hills Corp.	31,441	1,289,710
PNM Resources, Inc.	80,456	1,873,016
Sierra Pacific Resources	126,372	1,987,832
Westar Energy, Inc.	93,310	2,291,694
		8,890,500

TOTAL EQUITY SECURITIES (Cost: $218,848,262) 94.3%		231,236,408

			Face
	Rate%	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.8%)
GSC Capital Corp.	7.25	7/15/2010	1,890,000	1,890,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.8%				1,890,000

			Face
	Rate%	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.5%)
Federal Home Loan Bank	4.50	10/5/2007	5,000,000	4,996,250
IBM Corp.	4.79	10/1/2007	4,322,000	4,320,850
Novartis Finance	4.73	10/1/2007	2,286,000	2,285,399
United Technologies Corp	4.80	10/1/2007	2,000,000	1,999,467
				13,601,966

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,601,965) 5.5%				8,605,716

TOTAL INVESTMENTS (Cost: $234,340,227) 100.6%				246,728,374

OTHER NET ASSETS -0.6%				(1,519,680)

NET ASSETS 100.0%				$245,208,694

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Small Cap Value Fund were as follows:

Unrealized Appreciation	$28,213,402
Unrealized Depreciation	(15,877,090)
Net	$12,336,312
Cost of Investments	$234,392,062

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.2%)
Darling International Inc*	147,661	1,460,367
TETRA Technologies*	58,382	1,233,028
		2,693,395
CONSUMER, CYCLICAL (15.5%)
AAR Corp*	75,898	2,302,745
Aaron Rents, Inc	62,807	1,400,596
ArvinMeritor, Inc.	138,087	2,322,623
California Pizza Kitchen Inc*	87,185	1,531,840
Collective Brands Inc*	111,276	2,454,749
Crown Media Holdings Cl A*	77,596	557,915
Entravision Communications*	96,668	891,279
Gymboree Corp.*	44,353	1,563,000
Harris Interactive*	165,435	713,025
Hibbett Sporting Goods, Inc.*	60,959	1,511,783
Knot Inc. (THE)*	29,975	637,269
L-1 Identity Solution Inc.*	88,351	1,665,416
Marten Transport Ltd.*	39,868	614,366
Marvel Entertainment Inc*	45,219	1,059,933
Modine Manufacturing Co.	40,216	1,070,550
P.F. Changs China Bistro, Inc.	14,400	426,240
Premiere Global Service Inc.*	20,189	255,391
Phillips Van Heusen Corp.	27,939	1,466,239
Pinnacle Entertainment, Inc.*	70,906	1,930,770
RC2 Corp.*	23,582	652,986
Sonic Corp.*	97,869	2,290,135
Sunopta*	168,804	2,445,970
The Topps Company, Inc.	74,051	717,554
Tupperware Corp.	44,749	1,409,146
Tween Brands, Inc.*	47,536	1,561,082
Under Armour Inc - CL A*	19,398	1,160,388
Wolverine World Wide, Inc.	64,030	1,754,422
		36,367,412
CONSUMER, NON-CYCLICAL (8.2%)
Andersons Inc.	13,643	655,137
Alkermes, Inc.*	55,026	1,012,478
Argo Group International*	30,738	1,337,410
Chattem, Inc.*	15,640	1,102,933
Dynamex, Inc.*	32,239	825,963
FTI Consulting Inc*	31,038	1,561,522
Great Atlantic & Pac. Tea, Inc	26,575	809,475
Hologic, Inc.*	42,555	2,595,855
Icon Spon ADR*	12,220	623,587

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Longs Drug Stores Corp.	49,105	2,439,045
Mentor Corp.	53,654	2,470,767
Owens & Minor, Inc	25,988	989,883
Phase Forward, Inc.*	53,757	1,075,678
Watson Wyatt Worldwide Inc	37,731	1,695,631
		19,195,364
ENERGY (3.4%)
Aegean Marine Pretroleum*	17,675	640,896
Range Resources Corp.	117,957	4,796,132
T-3 Energy Services Inc.*	59,986	2,557,803
		7,994,831
FINANCIAL (7.5%)
Acadia Realty Trust	44,355	1,203,351
Assured Guaranty Co.*	21,106	573,450
Biomed Realty Trust Inc	38,349	924,211
First American Corp.	18,025	660,076
Glacier Bancorp, Inc.	47,066	1,059,926
ISHARES Russel Midcap	38,707	3,295,514
Lazard, Ltd. Cl A*	51,296	2,174,950
National Financial Partners	44,921	2,379,915
NewAlliance Bankshare	63,938	938,610
Salary.com., Inc.*	76,296	893,426
Tower Group, Inc.	51,250	1,341,725
Westamerica Bancorp	40,113	1,998,029
		17,443,183
HEALTHCARE (10.5%)
ALNYLAM Pharmaceuticals, Inc.*	26,669	873,943
Allscripts Healthcare Solution	89,748	2,425,888
American Medical Sys. Hldgs.*	47,405	803,515
Arthrocare Corp.*	28,188	1,575,427
Conceptus, Inc.*	20,700	392,886
Human Genome Sciences, Inc.*	117,004	1,203,971
Inverness Medical Innovations*	79,152	4,378,689
Keryx Biopharmaceuticals, Inc.	53,925	536,015
Kyphon, Inc.*	19,909	1,393,630
Myriad Genetics Inc.*	22,378	1,167,013
Onyx Pharmaceuticals Inc*	16,450	715,904
Psychiatric Solutions*	86,897	3,413,314
Rigel Pharmaceuticals, Inc.*	41,334	389,780
Sciele Pharma, Inc.*	25,178	655,132
Seattle Genetics, Inc.*	83,586	939,507
Theravance, Inc.*	41,510	1,082,996
Varian, Inc.*	40,861	2,599,168
		24,546,778

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (27.9%)
Actuant Corp. Cl A	24,682	1,603,590
Agnico-Eagle Mines, Ltd.	30,959	1,541,758
Allis-Chalmers Corp*	209,096	3,960,278
Astec Industries Inc.*	15,127	869,046
BARNES GROUP INC	34,216	1,092,175
Baldor Electric Company	43,702	1,745,895
Bronco Drilling Co., Inc.*	88,715	1,312,982
Bucyrus International, Inc.	19,500	1,422,135
Consolitaded Communications	19,650	385,337
Curtis Wright Corp. Cl B	31,790	1,510,025
Diodes, Inc.*	53,577	1,719,822
Dxp Enterprises Inc*	18,968	673,554
DeVry, Inc.	49,066	1,815,933
FLIR Systems Inc.*	83,320	4,615,095
Flotek Industries, Inc.*	64,854	2,863,304
Genesee & Wyoming, Inc. Cl A*	83,067	2,395,652
Granite Construction	24,152	1,280,539
HUB Group, Inc. Cl A*	55,398	1,663,602
Harmonic, Inc.*	184,107	1,953,375
ICO, Inc.*	147,506	2,076,884
Integra Lifesciences Corp.*	37,325	1,813,249
Interline Brands, Inc.*	47,828	1,099,566
JetBlue Airways Corp*	137,936	1,271,770
Ladish Co Inc*	51,603	2,862,934
Landauer, Inc.	22,660	1,154,754
Littelfuse, Inc.*	47,432	1,692,848
Magellan Health Services, Inc.	64,787	2,629,056
Miller (Herman), Inc.	32,542	883,190
Perini Corp.*	26,419	1,477,615
Prepaid Legal Service, Inc.*	13,952	773,778
RBC Bearings Inc*	39,289	1,506,733
RTI International Metals Inc*	29,772	2,359,729
Sauer-Danfoss Inc.	37,887	1,010,825
Sotheby’s (Deleware)	12,317	588,629
Taseko Mines Ltd.*	97,950	512,279
WMS Industries Inc*	49,513	1,638,880
Waste Connections Inc.*	48,144	1,529,053
Wright Express Corp*	57,763	2,107,772
ZUMIEZ, Inc.*	41,853	1,857,018
		65,270,659

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (18.0%)
Activision, Inc.*	80,901	1,746,653
Ansys, Inc.*	43,289	1,479,185
Arris Group, Inc.*	108,098	1,335,010
Aspen Technology, Inc.*	99,842	1,429,737
Cdc Corp-Cl A*	224,839	1,648,070
CommScope, Inc.*	21,037	1,056,899
Cynosure Inc*	23,525	868,073
EFJ, Inc.*	163,861	950,394
Equinix Inc*	13,221	1,172,570
Exelixis, Inc*	50,384	533,567
Illumina Inc.*	35,512	1,842,363
Informatica Corp.*	89,557	1,406,045
Kenexa*	17,798	547,822
Lin TV Corp.*	55,147	717,462
Medics Pharmaceutical Corp.	113,014	3,448,057
Micrel, Inc.	115,988	1,252,670
Microsemi Corp.*	77,439	2,158,999
Netlogic Microsystems, Inc.*	78,663	2,840,521
Parametric Technology Corp.*	13,249	230,798
Rightnow Tecnologies*	40,050	644,405
SPSS, Inc.*	29,621	1,218,608
Semtech Corp.*	74,550	1,526,784
Syniverse Holdings, Inc.*	125,306	1,992,365
ValueClick, Inc.*	103,283	2,319,736
Varian Semiconductor Equip.*	31,698	1,696,477
Viasat, Inc.*	114,453	3,528,586
Wabtech	65,097	2,438,530
		42,030,386
TELECOMMUNICATIONS (0.8%)
Golden Telecom Inc	11,598	933,523
Gray Television Inc.	109,960	933,560
		1,867,083
UTILITIES (0.3%)
PNM Resources, Inc.	30,464	709,202

TOTAL EQUITY SECURITIES (Cost: $185,985,017) 93.3%		218,118,293

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.6%)
Anheuser-Busch Co.	4.73	10/1/2007	4,915,000	4,913,708
FHLB	4.50	10/5/2007	3,620,000	3,617,285

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.6%)
IBM Corp.	4.79	10/1/2007	2,168,000	2,167,423
				10,698,416
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,698,416) 4.6%				10,698,416

TOTAL INVESTMENTS (Cost: $196,683,433) 97.9%				228,816,709

OTHER NET ASSETS 2.1%				4,945,714

NET ASSETS 100.0%				$233,762,423

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Small Cap Growth Fund were as follows:

Unrealized Appreciation	$38,211,827
Unrealized Depreciation	(6,402,325)
Net	$31,809,502
Cost of Investments	$197,007,207

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (7.0%)
Arch Coal, Inc.	4,295	144,913
Cytec Industries, Inc.	4,441	303,720
Eastman Chemical Co.	5,624	375,290
Freeport-McMoran Copper	2,605	273,238
Huntsman Corp.	22,066	584,528
Lubrizol Corp.	4,908	319,314
Lyondell Chemical Co.	4,167	193,140
Sonoco Products Co.	16,587	500,596
Steel Dynamics, Inc.	8,821	411,941
		3,106,680
CONSUMER, CYCLICAL (12.8%)
Belo Corporation	17,666	306,682
Black & Decker Corp.	4,118	343,029
Crown Holdings, Inc.*	33,327	758,523
Fortune Brands, Inc.	4,061	330,931
Johnson Controls, Inc.	6,861	810,353
Macy’s Inc	5,299	171,264
Mohawk Industries, Inc.*	3,768	306,338
Newell Rubbermaid, Inc.	8,539	246,094
Office Depot, Inc.*	9,196	189,622
Penney (J.C.) Co., Inc.	3,038	192,518
PetSmart, Inc.	7,480	238,612
Polo Ralph Lauren Corp.	9,774	759,929
Rent-A-Center, Inc.*	9,247	167,648
V F Corp.	7,624	615,638
Whirlpool Corp.	3,168	282,269
		5,719,450
CONSUMER, NON-CYCLICAL (6.5%)
Clorox Co.	4,618	281,652
Coca-Cola Enterprises	13,904	336,755
Dean Foods Co.	9,538	243,982
Kroger Co.	24,039	685,592
Reynolds American Inc	7,737	491,996
Tyson Foods, Inc.	12,332	220,126
Vector Group, Ltd.	27,924	625,770
		2,885,873
ENERGY (6.2%)
CNX Gas Corp.*	15,834	455,544
Denbury Resources, Inc.*	12,198	545,129
Grant Prideco, Inc.*	12,488	680,846
Range Resources Corp.	18,080	735,133
Spectra Energy Corp.	13,431	328,791
		2,745,443

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (25.4%)
American Financial Group	17,283	492,911
Ameriprise Financial, Inc.	11,923	752,461
Annaly Mortgage Management	13,220	210,595
Aon Corp.	10,062	450,878
Apartment Investment & Mgmt.Co	9,360	422,417
Associated Banc-Corp.	13,850	410,376
Assurant, Inc.	5,867	313,885
CIT Group, Inc.	8,141	327,268
Comerica, Inc.	8,202	420,599
Conseco, Inc.*	13,974	223,584
Developers Divers Rlty.	8,529	476,515
Discovery Hld. -A W/I*	10,030	289,366
E*Trade Financial Corp.*	12,611	164,574
Equity Residential	13,014	551,273
First American Corp.	6,974	255,388
First Tennessee Natl. Bank	11,199	298,565
Fulton Financial Corp	18,667	268,431
Genworth Financial, Inc.	13,209	405,913
Host Hotels & Resorts Inc.	17,225	386,529
Huntington Bancshares, Inc.	18,859	320,226
KeyCorp.	15,832	511,849
M & T Bank Corp.	3,398	351,523
Principal Financial Group Inc.	13,037	822,504
Prologis Trust	6,968	462,327
StanCorp Financial GP	9,890	489,654
Vornado Realty Trust	7,279	795,959
Zions Bancorporation	6,511	447,110
		11,322,680
HEALTHCARE (4.5%)
CIGNA Corp.	13,596	724,531
Hillenbrand Industries, Inc.	4,309	237,081
Hospira, Inc.*	7,145	296,160
King Pharmaceuticals, Inc.*	16,237	190,298
McKesson Corp.	5,927	348,448
Varian Medical Systems, Inc.*	4,979	208,570
		2,005,088
INDUSTRIAL (10.7%)
Agnico-Eagle Mines, Ltd.	8,491	422,852
Alliant TechSystems Inc.*	4,993	545,735
BEA Systems, Inc.*	28,807	399,553
CSX Corp.	8,367	357,522
Donnelley R.R. & Sons	16,355	597,939
General Growth Pptys Inc	6,712	359,897
Lincoln Electric Holdings	5,614	435,703
Mettler-Toledo International*	3,835	391,170

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Southwest Airlines Co.	13,675	202,390
Textron, Inc.	9,064	563,871
Trinity Industries	10,315	387,225
Yellow Roadway Corp.*	3,666	100,155
		4,764,012
TECHNOLOGY (9.5%)
Arrow Electronics*	9,661	410,786
Cognos, Inc.*	6,200	257,486
Computer Sciences Corp.*	3,905	218,290
DRS Technologies Inc	7,883	434,511
Electronic Data Systems Corp.	14,954	326,595
Intersil Corp. Cl A	7,594	253,867
McAfee, Inc.*	7,671	267,488
Medics Pharmaceutical Corp.	5,049	154,045
Micron Technology, Inc.*	27,910	309,801
NCR Corp.*	5,984	298,003
People’s United Financial Inc.	22,806	394,088
Sybase, Inc.*	10,525	243,443
Tellabs, Inc.*	16,774	159,688
Xerox Corp.*	30,277	525,003
		4,253,094
TELECOMMUNICATIONS (1.7%)
CenturyTel, Inc.	10,470	483,923
Qwest Communications Intl.*	28,189	258,211
		742,134
UTILITIES (14.4%)
American Electric Power, Inc.	17,050	785,664
Constellation Energy Group	5,927	508,477
Edison International	14,171	785,782
Energen Corp.	14,544	830,752
Entergy Corp.	4,815	521,416
PG & E Corp.	13,826	660,883
PPL Corporation	14,964	692,833
Pepco Holdings, Inc.	19,798	536,130
Sempra Energy	13,069	759,570
Sierra Pacific Resources	28,082	441,730
		6,523,237

TOTAL EQUITY SECURITIES (Cost: $40,538,239) 98.7%		44,067,691

*Non-income producing security

	Rate%	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.1%)
FHLB	4.00	10/1/2007	480,000	479,893

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $479,893) 1.1%				479,893

TOTAL INVESTMENTS (Cost: $41,018,132) 99.8%				44,547,584

OTHER NET ASSETS 0.2%				91,474

NET ASSETS 100.0%				$44,639,058

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Mid Cap Value Fund were as follows:

Unrealized Appreciation	$5,485,926
Unrealized Depreciation	(1,958,582)
Net	$3,527,344
Cost of Investments	$41,020,240

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (6.7%)
Airgas, Inc.	24,496	1,264,728
Albemarle Corp.	24,510	1,083,342
Arch Coal, Inc.	44,235	1,492,489
Bowater, Inc.	17,388	259,429
Cabot Corp.	20,927	743,536
Carpenter Technology Corp.	7,992	1,039,040
Chemtura Corp.	74,683	663,932
Cleveland-Cliffs, Inc.	12,682	1,115,636
Commercial Metals Co.	37,000	1,171,050
Cytec Industries, Inc.	12,978	887,565
FMC Corp.	23,520	1,223,510
Ferro Corp.	13,427	268,271
Louisiana-Pacific Corp.	32,272	547,656
Lubrizol Corp.	21,350	1,389,031
Lyondell Chemical Co.	78,346	3,631,337
Martin Marietta Materials, Inc	12,920	1,725,466
Matthews Intl. Corp. Cl. A	9,676	423,809
Minerals Technologies, Inc.	5,953	398,851
Olin Corp.	22,844	511,249
Packaging Corp of America	28,656	833,030
Potlatch Corp	12,066	543,332
RPM International Inc.	37,459	897,143
Scotts Co. Cl A	13,566	579,947
Sensient Technologies Corp.	14,565	420,492
Sonoco Products Co.	31,162	940,469
Steel Dynamics, Inc.	29,215	1,364,341
Valspar Corp.	31,085	845,823
Worthington Industries, Inc.	21,319	502,276
		26,766,780
CONSUMER, CYCLICAL (10.7%)
99 Cent Only Stores*	14,508	148,997
Advance Auto Parts	32,785	1,100,265
Aeropostale, Inc.*	23,828	454,162
American Eagle Outfitters	66,433	1,747,852
American Greetings Corp. Cl A	17,201	454,106
Ann Taylor Stores Corp.*	19,233	609,109
Applebees Intl., Inc.	23,153	576,047
ArvinMeritor, Inc.	22,341	375,776
Barnes & Noble, Inc.	15,672	552,595
Belo Corporation	27,169	471,654
Blyth, Inc.	7,933	162,230
Bob Evans Farms, Inc.	10,930	329,867

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Borders Group, Inc.	18,187	242,433
Borg-Warner, Inc.	17,909	1,639,211
Boyd Gaming Corp.	17,352	743,533
Brinker International, Inc.	32,504	891,910
CBRL Group, Inc.	7,561	308,489
Callaway Golf Co.	21,898	350,587
CarMax, Inc.*	67,280	1,367,802
Catalina Marketing Corp.*	11,353	367,724
Charming Shoppes, Inc.*	37,884	318,226
Cheesecake Factory, Inc.*	22,304	523,475
Chico’s FAS, Inc.*	54,411	764,475
Coldwater Creek Inc*	19,102	207,448
Collective Brands Inc*	20,256	446,847
Dick’s Sporting Goods Inc.*	12,817	860,662
Dollar Tree Stores*	29,422	1,192,768
Entercom Communications	8,172	157,965
Foot Locker, Inc.	47,714	731,456
Furniture Brands Intl., Inc.	14,942	151,512
Gamestop Corp.*	49,163	2,770,335
Gentex Corp.	44,435	952,686
Hanesbrands, Inc.*	29,641	831,726
Harte-Hanks, Inc.	15,297	301,045
Hovanian Enterprises, Inc.*	11,345	125,816
International Speedway Corp.	9,652	442,641
Lear Corp.*	23,829	764,911
Lee Enterprises	12,278	191,168
Life Time Fitness Inc*	9,788	600,396
MDC Holdings, Inc.	10,770	440,924
Media General Inc. Cl A	6,993	192,377
Modine Manufacturing Co.	10,169	270,699
Mohawk Industries, Inc.*	17,040	1,385,352
NVR INC*	1,682	791,381
O’Reilly Automotive, Inc.*	35,498	1,185,988
Pacific Sunwear of Calif*	21,639	320,257
PetSmart, Inc.	41,599	1,327,008
Phillips Van Heusen Corp.	17,455	916,038
Regis Corporation	13,650	435,572
Rent-A-Center, Inc.*	21,379	387,601
Ross Stores, Inc.	42,386	1,086,777
Ruby Tuesday, Inc.	15,975	292,982
Ryland Group, Inc.	12,935	277,197
Saks Incorporated	44,332	760,294

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Scholastic Corp.*	8,038	280,205
Strayer Education Inc.	4,481	755,631
The Warnaco Group, Inc.*	14,065	549,520
Thor Industries, Inc.	10,688	480,853
Timberland Company Cl A*	15,535	294,544
Toll Brothers, Inc.*	39,248	784,568
Tupperware Corp.	19,093	601,239
Urban Outfitters, Inc.*	34,855	759,839
Valassis Communication, Inc.*	14,800	132,016
Washington Post Co. Cl B	1,791	1,437,815
Wiley (John) & Sons Cl A	13,812	620,573
Williams-Sonoma, Inc.	27,849	908,434
		42,905,591
CONSUMER, NON-CYCLICAL (2.6%)
Aci Worldwide Inc*	11,336	253,360
Alberto-Culver Co.	26,028	645,234
BJ’s Wholesale Club, Inc.*	20,121	667,212
Church & Dwight	20,372	958,299
Energizer Holdings, Inc.*	17,604	1,951,403
Hansen Natural Corp.*	18,284	1,036,337
Hormel Foods Corp.	22,368	800,327
J.M. Smucker Co.	17,779	949,754
Lancaster Colony Corp.	6,757	257,915
PepsiAmericas, Inc.	18,309	593,944
Ruddick Corp.	11,424	383,161
Smithfield Foods, Inc.*	36,103	1,137,245
Tootsie Roll Inds., Inc.	8,333	221,074
Universal Corp.	8,459	414,068
		10,269,333
ENERGY (7.6%)
Bill Barrett Corp*	10,353	408,012
Cimarex Energy Co.	25,695	957,139
Denbury Resources, Inc.*	37,725	1,685,930
EXTERRAN HOLDINGS INC*	20,336	1,633,794
FMC Technologies Inc.*	40,053	2,309,456
Forest Oil Corp.*	27,195	1,170,473
Frontier Oil Crop	33,119	1,379,075
Grant Prideco, Inc.*	39,651	2,161,773
Helmerich & Payne, Inc.	31,920	1,047,934
KBR INC.*	52,238	2,025,267
NewField Exploration Company*	40,169	1,934,539
Noble Energy, Inc.	53,065	3,716,673

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Overseas Shipholding Group	8,786	675,028
Patterson UTI Energy, Inc.	48,414	1,092,704
Pioneer Natural Resources Co.	37,510	1,687,200
Plains Exploration & Prod. Co.	22,504	995,127
Pogo Producing Co.	18,131	962,937
Pride International, Inc.*	51,553	1,884,262
Quicksilver Resources*	15,758	741,414
Superior Energy Services, Inc*	25,181	892,415
Tidewater, Inc.	17,239	1,083,299
		30,444,451
FINANCIAL (13.7%)
AMB Property Corp.	30,885	1,847,232
American Financial Group	23,236	662,691
Americredit Corp.*	35,394	622,227
Associated Banc-Corp.	39,290	1,164,163
Astoria Financial Corp.	25,420	674,393
Bank of Hawaii Corp	15,283	807,707
Berkley (WR) Corp.	50,943	1,509,441
Broadridge Financial Solutions	43,034	815,494
Brown & Brown, Inc.	35,139	924,156
Cathay General Bancorp	15,445	497,483
City National Corp.	12,654	879,580
Colonial BancGroup, Inc.	47,402	1,024,831
Commerce Group, Inc.	14,047	413,965
Cousins Properties	11,540	338,814
Cullen Frost Bankers, Inc.	18,261	915,241
Duke Realty Investment, Inc.	45,760	1,547,146
Eaton Vance Corp.	38,206	1,526,712
Equity One, Inc.	11,410	310,352
Everest RE Group*	19,541	2,154,200
Fidelity National Financial In	68,289	1,193,692
First American Corp.	29,602	1,084,025
First Community Bancorp	8,185	447,801
First Niagara Financial Grp.	32,571	460,880
Firstmerit Corp.	24,877	491,570
GATX Corp.	15,901	679,768
Gallagher (Arthur J.) & Co.	29,459	853,427
Global Payments, Inc	25,021	1,106,429
HCC Insurance Holdings Inc.	34,807	996,872
Hanover Insurance Group	16,040	708,808
Highwoods Properties, Inc.	17,660	647,592
Horace Mann Educators Corp.	13,336	262,853
Hospitality Properties Trust	29,017	1,179,541

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Indymac Bancorp, Inc.	22,773	537,671
Jefferies Group	34,621	963,502
Liberty Property Trust	28,210	1,134,324
Macerich Co.	22,217	1,945,765
Mack-Cali Realty Corp.	20,998	863,018
Mercury General Corporation	10,995	592,960
MoneyGram International, Inc.	25,618	578,711
Nationwide Health Pptys., Inc.	28,118	847,195
New York Community Bancorp	97,019	1,848,212
Nuveen Investments, Inc.	24,702	1,530,042
Old Republic Intl. Corp.	71,583	1,341,465
PMI Group, Inc.	26,743	874,496
Protective Life Corp.	21,682	920,184
Radian Group, Inc.	24,852	578,555
Raymond James Financial, Inc.	29,161	957,939
Rayonier, Inc.	24,063	1,155,987
Regency Centers Corp.	21,486	1,649,051
SEI Investments	39,347	1,073,386
SVB Financial Group*	10,630	503,437
StanCorp Financial GP	16,338	808,894
TCF Financial	33,750	883,575
UDR Inc	41,652	1,012,977
Unitrin, Inc.	16,210	803,854
Waddell & Reed Financial, Inc.	25,904	700,185
Washington Federal, Inc.	27,005	709,151
Webster Financial Corp.	16,891	711,449
Weingarten Realty Investors	23,784	986,085
Westamerica Bancorp	9,191	457,804
Wilmington Trust Corp.	21,020	817,678
		56,536,638
HEALTHCARE (10.1%)
Advanced Medical Optics, Inc.*	18,694	571,849
Apria Healthcare Group, Inc.*	13,514	351,499
Beckman Coulter, Inc.	19,135	1,411,398
Cephalon, Inc.*	20,669	1,510,077
Charles River Laboratories Inc	20,991	1,178,645
Community Health Systems Inc.*	29,640	931,882
Covance, Inc.*	19,693	1,534,085
Cytyc Corp.*	36,067	1,718,593
Dentsply International, Inc.	46,987	1,956,539
Edwards Lifesciences Corp.*	17,706	873,083
Endo Pharmaceuticals Holdings*	41,433	1,284,837

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Gen-Probe, Inc.*	16,357	1,089,049
Health Management Associates	74,949	520,146
Health Net, Inc.*	34,391	1,858,834
Hillenbrand Industries, Inc.	19,146	1,053,413
Intuitive Surgical, Inc.*	11,669	2,683,870
Invitrogen Corp.*	14,315	1,169,965
Kindred healthcare Inc.*	9,866	176,700
Kyphon, Inc.*	14,190	993,300
Lifepoint Hospitals, Inc.*	17,945	538,529
Lincare Holdings, Inc.*	26,245	961,879
Millennium Pharmaceuticals Inc	99,057	1,005,429
Omnicare, Inc.	37,599	1,245,655
Par Pharmaceutical Cos Inc*	10,966	203,529
Pdl BioPharma Inc*	36,115	780,445
Perrigo Co.	24,038	513,211
Pharmaceutical Prod. Dev. Inc.	32,298	1,144,641
Psychiatric Solutions*	16,793	659,629
ResMed, Inc.*	23,952	1,026,822
Schein (Henry), Inc.*	27,531	1,674,986
Sepracor, Inc.*	33,172	912,230
Steris Corp.	20,087	548,978
Techne Corp.*	12,215	770,522
Universal Health Services Cl B	16,663	906,800
VCA Antech, Inc.*	25,963	1,083,955
Valeant Pharmaceuticals	28,422	439,973
Varian, Inc.*	9,432	599,970
Ventana Medical Systems, Inc.*	9,043	776,884
Vertex Pharmaceutical*	40,731	1,564,478
		40,226,309
INDUSTRIAL (17.7%)
AGCO Corp.*	28,273	1,435,420
Affymetrix, Inc.*	21,175	537,210
AirTran Holdings, Inc.*	28,322	278,688
Alaska Air Group, Inc.*	12,512	288,902
Alexander & Baldwin, Inc.	13,289	666,178
Alliant TechSystems Inc.*	10,384	1,134,971
Ametek, Inc.	33,089	1,430,107
Avis Budget Group*	32,077	734,243
Cameron International Corp.*	33,597	3,100,667
Career Education Corp.*	28,194	789,150
Carlisle Companies, Inc.	19,282	937,105
ChoicePoint, Inc.*	23,232	880,957

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Con-Way Inc	14,155	651,130
Copart, Inc.*	22,293	766,656
Corinthian Colleges, Inc.*	26,151	416,062
Corporate Executive Board Co.	11,181	830,077
Crane Co.	15,661	751,258
DeVry, Inc.	18,461	683,242
Deluxe Corp.	16,136	594,450
Digital River, Inc.*	12,406	555,169
Donaldson Company, Inc.	22,065	921,434
Dun & Bradstreet	18,190	1,793,716
Dycom Industries, Inc.*	12,680	388,388
Encore Aquisition Company*	16,441	520,358
Expeditors Int’l Wash., Inc.	65,842	3,114,327
Fastenal Co.	39,098	1,775,440
Federal Signal Corp.	14,824	227,697
Florida Rock Industries	15,290	955,472
Flowserve Corp	17,627	1,342,825
Graco, Inc.	20,289	793,503
Granite Construction	10,892	577,494
HNI Corporation	14,815	533,340
Harsco Corp.	26,023	1,542,383
Hubbell, Inc. Cl B	18,331	1,047,067
Hunt (JB) Transport Svcs., Inc	28,842	758,545
ITT Educational Services, Inc.	9,234	1,123,685
Idex Corp.	25,159	915,536
Jacobs Engineering Group, Inc.	37,067	2,801,524
JetBlue Airways Corp*	55,652	513,111
Jones Lang Lasalle	11,568	1,188,728
Joy Global, Inc.	33,400	1,698,724
Kelly Services, Inc.	7,265	143,920
Kennametal, Inc.	12,044	1,011,455
Korn/Ferry International*	14,951	246,841
Lincoln Electric Holdings	13,255	1,028,721
MSC Ind. Direct Co. Cl A	14,687	743,015
Manpower, Inc.	26,164	1,683,653
Miller (Herman), Inc.	19,013	516,013
Mine Safety Appliances Co.	9,070	427,288
NBTY Inc*	17,493	710,216
Navigant Consulting Co.*	13,787	174,543
Net Flix.com*	15,263	316,249
Nordson Corp.	10,436	523,992
Oshkosh Truck Corp.	22,893	1,418,679

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Pentair, Inc.	30,844	1,023,404
Quanta Services, Inc.*	52,480	1,388,096
Reliance Steel & Aluminum Co.	20,515	1,159,918
Republic Services, Inc.	50,755	1,660,196
Rollins, Inc.	8,822	235,459
Roper Industries, Inc.	27,381	1,793,456
SPX, Inc.	16,838	1,558,525
Scientific Games Corp*	20,061	754,294
Sequa Corp. Cl A*	2,262	374,994
Sotheby’s (Deleware)	20,466	978,070
Stericycle, Inc.*	27,086	1,548,236
Teleflex, Inc.	12,174	948,598
The Brink’s Company	14,991	837,697
Thomas & Betts Corp.*	15,677	919,299
Timken Co.	29,334	1,089,758
Trinity Industries	25,070	941,128
United Rentals*	22,576	726,270
Wellcare Health Plans Inc.*	12,892	1,359,204
Werner Enterprises, Inc.	14,206	243,633
Yellow Roadway Corp.*	17,827	487,034
		70,966,793
TECHNOLOGY (14.7%)
3Com Corp.*	123,495	610,065
ADC Telecommunications, Inc.*	36,323	712,294
Activision, Inc.*	88,248	1,905,274
Acxiom Corp.	21,377	423,051
Adtran, Inc.	18,842	433,931
Advent Software, Inc.*	5,404	253,826
Alliance Data Systems*	24,336	1,884,580
Amphenol Corp Cl A	55,024	2,187,754
Andrew Corp.*	48,225	667,916
Arrow Electronics*	38,254	1,626,560
Atmel Corp.*	151,111	779,733
Avnet, Inc.*	46,330	1,846,714
Avocent Corp.*	15,618	454,796
CDW Corp.	18,744	1,634,477
CSG Systems Intl., Inc.*	13,152	279,480
Cadence Design Systems, Inc.*	85,790	1,903,680
Ceridian Corp.*	44,567	1,548,258
Cerner Corp.*	20,285	1,213,246
CheckFree Corp.*	27,287	1,269,937
CommScope, Inc.*	19,062	957,675

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Cree, Inc.*	26,198	814,758
Cypress Semiconductor Corp.*	47,720	1,393,901
DRS Technologies Inc	12,710	700,575
DST Systems, Inc.*	16,475	1,413,720
Diebold, Inc.	20,338	923,752
F5 Networks, Inc.*	26,038	968,353
Fair Isaac Corporation	17,660	637,703
Fairchild Semiconductor Intl.*	38,406	717,424
Gartner, Inc.*	21,528	526,575
Getty Images, Inc.*	15,160	422,054
Harris Corp.	42,476	2,454,688
Henry (Jack) & Associates	24,288	628,088
Imation Corp.	10,568	259,233
Ingram Micro, Inc.*	45,175	885,882
Integrated Device Tech., Inc.*	60,669	939,156
International Rectifier*	22,416	739,504
Intersil Corp. Cl A	41,158	1,375,912
Kemet Corp.*	25,890	190,292
Lam Research Corp.*	41,754	2,223,818
Lattice Semiconductor Corp.*	35,473	159,274
MPS Group, Inc.*	31,458	350,757
Macrovision Corp.*	16,967	417,897
McAfee, Inc.*	49,312	1,719,509
Medics Pharmaceutical Corp.	17,257	526,511
Mentor Graphics Corp.*	27,689	418,104
Micrel, Inc.	17,261	186,419
NCR Corp.*	56,660	1,345,675
National Instruments Corp.	17,708	607,916
Neustar, Inc. Cl A*	23,623	810,033
Palm, Inc.	32,166	523,341
Parametric Technology Corp.*	35,502	618,445
Plantronics, Inc.	14,858	424,196
Polycom, Inc.*	28,272	759,386
Powerwave Technologies, Inc.*	40,413	248,944
RF Micro Devices*	60,037	404,049
SRA International, Inc. Cl A*	13,089	367,539
Semtech Corp.*	19,647	402,371
Silicon Laboratories, Inc.*	17,065	712,634
Sybase, Inc.*	28,245	653,307
Synopsys, Inc.*	44,799	1,213,157
Tech Data Corp.*	17,073	684,969
Triquint Semiconductor, Inc.*	42,985	211,056

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Utstarcom, Inc.*	32,872	120,312
ValueClick, Inc.*	31,016	696,619
Vishay Intertechnology, Inc.*	57,603	750,567
Western Digital Corp.*	67,698	1,714,113
Wind River Systems*	23,670	278,596
Zebra Technologies Cl A*	21,346	778,916
		58,913,247
TELECOMMUNICATIONS (0.6%)
Cincinnati Bell, Inc.*	76,695	378,873
Telephone & Data Systems, Inc.	32,933	2,198,264
		2,577,137
UTILITIES (7.3%)
AGL Resources, Inc.	24,017	951,554
Alliant Energy Corp.	34,601	1,325,910
Aqua America, Inc.	40,981	929,449
Aquila, Inc.*	115,862	464,607
Black Hills Corp.	11,669	478,662
DPL, Inc.	35,102	921,779
Energy East Corporation	48,928	1,323,502
Equitable Resources, Inc.	37,604	1,950,519
Great Plains Energy Inc.	26,615	766,778
Hawaiian Electric Inds.	25,510	553,822
IdaCorp, Inc.	13,695	448,374
MDU Resources Group	56,295	1,567,253
NSTAR	33,017	1,149,322
National Fuel Gas Co.	25,827	1,208,962
Northeast Utilities	47,883	1,368,017
OGE Energy Corp.	28,364	938,848
Oneok, Inc.	32,113	1,522,156
PNM Resources, Inc.	23,718	552,155
Pepco Holdings, Inc.	59,821	1,619,953
Puget Energy, Inc.	36,175	885,202
SCANA Corp.	36,064	1,397,119
Sierra Pacific Resources	68,510	1,077,662
Southwestern Energy Co.*	52,622	2,202,231
Vectren Corporation	23,653	645,490
WGL Holdings, Inc.	15,243	516,585
Westar Energy, Inc.	28,278	694,508
Wisconsin Energy Corp.	36,151	1,627,880
		29,088,299
TOTAL COMMON STOCKS (Cost: $290,307,567) 92.1%		368,694,578

*Non-income producing security

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	3.99	11/29/2007	1,000,000	993,725
U.S. Treasury Bill (a)	4.77	10/4/2007	500,000	499,665
U.S. Treasury Bill (a)	3.60	12/20/2007	500,000	495,779
				1,989,169
COMMERCIAL PAPER (7.6%)
Abbott Labs	4.70	10/23/2007	2,300,000	2,292,792
Executive Jets Inc.	4.76	10/4/2007	7,120,000	7,115,298
FHLB	4.50	10/5/2007	8,490,000	8,483,632
IBM Corp.	4.79	10/1/2007	9,000,000	8,997,605
Lowe’s Companies, Inc.	4.80	10/1/2007	3,326,000	3,325,113
				30,214,440

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $32,215,419) 8.1%				32,203,609

TEMPORARY CASH INVESTMENTS**(Cost: $12,200) 0.0% (1)				12,200

TOTAL INVESTMENTS (Cost: $322,522,986) 100.2%				400,910,387

OTHER NET ASSETS -0.2%				(732,568)

NET ASSETS 100%				$400,177,819

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

72 S&P 500 Stock Index Futures Contracts	December 2007	$32,158,800	$(46,988)

Face Value of futures purchased and outstanding as percentage of total investments in securities: 8.0%

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at September 30, 2007 was 4.68%.

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Mid-Cap Equity Index Fund were as follows:

Unrealized Appreciation	$97,998,173
Unrealized Depreciation	(23,159,627)
Net	$74,838,546
Cost of Investments	$326,071,841

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.2%)
Ball Corp.	12,262	659,083
Dow Chemical Co.	25,120	1,081,667
Freeport-McMoran Copper	17,104	1,794,039
Monsanto Co.	16,812	1,441,461
		4,976,250
CONSUMER, CYCLICAL (5.0%)
Best Buy Co., Inc.	18,777	864,118
Comcast Corp. Cl A*	56,359	1,362,761
D.R. Horton, Inc.	15,248	195,327
Harman Intl. Inds	4,350	376,362
Home Depot, Inc.	11,138	361,317
International Game Technology	21,702	935,356
Johnson Controls, Inc.	10,931	1,291,060
McDonald’s Corp.	16,835	917,002
Omnicom Group, Inc.	15,872	763,284
Penney (J.C.) Co., Inc.	11,378	721,024
Staples, Inc.	27,254	585,688
Starbucks Corp.*	24,157	632,913
Target Corp.	9,075	576,898
Time Warner, Inc.	44,954	825,355
Tyco International*	7,288	323,150
V F Corp.	7,987	644,950
		11,376,565
CONSUMER, NON-CYCLICAL (5.7%)
Archer-Daniels-Midland Co.	21,213	701,726
CVS Corp.	32,069	1,270,894
Coca-Cola Co.	31,819	1,828,638
Colgate-Palmolive Co.	15,901	1,134,059
General Mills, Inc.	10,589	614,268
Kroger Co.	30,200	861,304
PepsiCo, Inc.	25,728	1,884,833
Proctor & Gamble Co.	51,613	3,630,458
Wal-Mart Stores, Inc.	23,378	1,020,450
		12,946,630
ENERGY (7.0%)
ChevronTexaco Corp.	21,252	1,988,762
ConocoPhillips	15,205	1,334,543
Devon Energy Corp.	4,940	411,008
Exxon Mobil Corp.	60,046	5,557,858
Halliburton Co.	32,254	1,238,554
Occidental Petroleum	15,859	1,016,245
Schlumberger, Ltd.	17,416	1,828,680

COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d)
Transocean, Inc.*	8,075	912,879
Valero Energy Corp.	24,306	1,632,877
		15,921,406
FINANCIAL (10.6%)
Allstate Corp.	14,832	848,242
American Int’l. Group, Inc.	31,968	2,162,635
Bank of America Corp.	53,894	2,709,251
Capital One Financial Corp.	15,559	1,033,584
Citigroup, Inc.	60,003	2,800,340
Goldman Sachs Group, Inc.	3,966	859,591
Hartford Fin, Svc. Gp., Inc.	10,747	994,635
J.P. Morgan Chase & Co.	44,843	2,054,706
Legg Mason, Inc.	5,065	426,929
Merrill Lynch & Co., Inc.	11,808	841,674
MetLife, Inc.	22,541	1,571,784
Morgan Stanley	15,889	1,001,007
Prologis Trust	11,365	754,068
Safeco Corp.	15,198	930,422
Wachovia Corp.	44,750	2,244,213
Wells Fargo & Company	79,343	2,826,198
		24,059,279
HEALTHCARE (6.2%)
Abbott Laboratories	31,239	1,675,035
Aetna, Inc.	19,201	1,042,038
Amgen, Inc.*	11,608	656,665
Celgene Corp.*	5,155	367,603
Genzyme Corp. (Genl. Div)*	9,143	566,500
Gilead Sciences, Inc.*	31,142	1,272,774
Humana, Inc.*	5,738	400,971
Johnson & Johnson	44,964	2,954,135
McKesson Corp.	11,864	697,485
Medco Health Solutions*	8,196	740,836
Merck & Co., Inc.	30,313	1,566,879
Quest Diagnostics, Inc.	8,621	498,035
St. Jude Medical, Inc.*	10,190	449,073
Wyeth	26,146	1,164,804
		14,052,833
INDUSTRIAL (7.8%)
3M Company	13,659	1,278,209
General Electric Co.	126,098	5,220,457
Google, Inc.*	4,474	2,537,966
ITT Industries, Inc.	19,919	1,353,098

COMMON STOCKS:
INDUSTRIAL (Cont’d)
Illinois Tool Works, Inc.	12,824	764,823
Lockheed Martin Corp.	14,488	1,571,803
Northrop Grumman Corp.	15,757	1,229,046
Southwest Airlines Co.	48,886	723,513
Starwood Hotels & Resort World	12,769	775,717
United Parcel Service Cl B	14,635	1,099,089
United Technologies Corp.	16,026	1,289,772
		17,843,493
TECHNOLOGY (9.2%)
Apple Computer, Inc.*	8,359	1,283,441
Automatic Data Processing	14,351	659,141
Broadcom Corp. Cl A*	33,499	1,220,704
Cisco Systems, Inc.*	93,772	3,104,791
Corning, Inc.	42,047	1,036,459
EMC Corp.*	26,794	557,315
Hewlett-Packard Co.	34,293	1,707,448
IBM Corp.	15,739	1,854,054
Intel Corp.	79,852	2,064,973
MEMC Elect. Materials, Inc*	10,740	632,156
Micron Technology, Inc.*	39,785	441,614
Microsoft Corp.	107,571	3,169,042
NVIDIA Corporation*	21,702	786,480
Qualcomm, Inc.	28,487	1,203,861
Symantec Corp.*	28,703	556,264
Yahoo!, Inc.*	27,398	735,362
		21,013,105
TELECOMMUNICATIONS (2.4%)
AT&T	65,047	2,752,139
Qwest Communications Intl.*	41,555	380,644
Sprint Nextel Corp.	29,155	553,945
Verizon Communications	41,820	1,851,790
		5,538,518
UTILITIES (2.5%)
Constellation Energy Group	8,887	762,416
Dominion Resources, Inc.	14,704	1,239,547
Exelon Corp.	27,656	2,084,156
FirstEnergy Corp.	10,978	695,347
Sempra Energy	15,822	919,575
		5,701,041

TOTAL EQUITY SECURITIES (Cost: $110,152,399) 58.6%		133,429,120

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.4%)
U.S. Treasury Strip	AAA	0.00	08/15/21	7,000,000	3,509,289
U.S. Treasury Strip	AAA	0.00	11/15/25	5,000,000	2,025,120
					5,534,409
U.S. GOVERNMENT AGENCIES (15.7%)
MORTGAGE-BACKED OBLIGATIONS (15.7%)
FHARM	AAA	5.29	02/01/36	474,958	473,865
FHARM	AAA	5.26	04/01/37	786,819	783,606
FHARM	AAA	5.48	05/01/37	736,957	733,617
FHLMC	AAA	5.00	06/15/17	2,000,000	1,984,594
FHLMC	AAA	4.00	10/15/26	800,000	788,793
FHLMC	AAA	5.43	04/01/37	776,878	778,876
FHLMC	AAA	6.00	07/15/29	437,911	444,995
FHLMC	AAA	5.79	03/01/37	394,515	392,383
FNMA	AAA	5.50	10/01/18	299,003	298,766
FNMA	AAA	5.50	03/01/21	243,394	246,074
FNMA	AAA	6.00	06/01/37	497,725	494,438
FNMA	AAA	5.50	06/01/37	492,786	482,683
FNMA	AAA	6.00	05/01/37	432,498	429,642
FNMA	AAA	6.00	04/01/37	388,320	385,755
FNMA	AAA	5.50	05/01/34	1,487,492	1,459,965
FNMA	AAA	5.00	11/01/33	1,391,333	1,331,877
FNMA	AAA	5.00	04/01/18	1,014,555	997,285
FNMA	AAA	5.00	06/01/33	981,412	939,473
FNMA	AAA	6.00	01/01/25	847,871	854,378
FNMA	AAA	5.50	10/01/33	842,038	827,122
FNMA	AAA	5.50	03/01/24	726,189	718,049
FNMA	AAA	5.50	07/01/33	677,027	665,034
FNMA	AAA	5.50	07/01/34	635,909	624,141
FNMA	AAA	5.00	04/01/35	613,221	585,895
FNMA	AAA	6.00	12/01/36	559,225	560,156
FNMA	AAA	5.50	09/01/33	561,548	551,600
FNMA	AAA	4.50	06/01/34	543,568	504,552
FNMA	AAA	5.00	09/01/18	512,798	504,069
FNMA	AAA	4.50	05/01/18	516,978	499,101
FNMA	AAA	4.50	05/01/20	497,313	479,305
FNMA	AAA	6.50	09/01/36	468,278	473,311
FNMA	AAA	5.50	04/01/35	480,650	471,361
FNMA	AAA	5.50	09/01/34	476,468	467,650
FNMA	AAA	6.00	01/01/37	459,792	460,558
FNMA	AAA	6.00	04/01/33	447,024	449,654
FNMA	AAA	5.50	11/01/26	453,278	447,326

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	4.50	12/01/18	447,114	431,653
FNMA	AAA	5.00	09/01/35	426,328	407,331
FNMA	AAA	5.00	10/01/25	411,694	397,497
FNMA	AAA	5.50	02/01/35	404,634	397,146
FNMA	AAA	5.50	08/01/37	397,679	389,526
FNMA	AAA	6.00	11/01/34	379,094	380,482
FNMA	AAA	5.50	09/01/25	357,739	353,428
FNMA	AAA	4.50	06/01/20	361,778	348,678
FNMA	AAA	6.00	04/01/23	317,308	320,205
FNMA	AAA	5.50	02/01/35	320,800	314,600
FNMA	AAA	5.50	10/01/34	315,713	309,870
FNMA	AAA	5.00	04/01/34	312,469	298,848
FNMA	AAA	5.00	03/01/34	296,684	284,005
FNMA	AAA	4.00	05/01/20	294,517	277,526
FNMA	AAA	6.00	06/01/34	270,738	271,729
FNMA	AAA	6.00	02/25/47	260,650	266,043
FNMA	AAA	6.00	10/01/34	264,265	265,232
FNMA	AAA	6.50	07/01/34	230,647	235,574
FNMA	AAA	5.50	03/01/34	227,061	223,039
FNMA	AAA	4.50	02/01/20	220,848	212,851
FNMA	AAA	6.00	05/01/33	210,343	211,405
FNMA	AAA	6.00	05/01/23	188,274	189,992
FNMA	AAA	5.50	08/01/35	189,257	185,599
FNMA	AAA	6.50	05/01/32	168,712	172,789
FNMA	AAA	6.50	05/01/32	165,464	169,462
FNMA	AAA	6.00	05/01/32	152,020	152,915
FNMA	AAA	6.00	09/01/34	151,304	151,858
FNMA	AAA	6.00	04/01/32	149,045	149,922
FNMA	AAA	6.50	04/01/32	139,044	142,404
FNMA	AAA	6.00	04/01/32	89,023	89,547
FNMA	AAA	5.50	04/01/17	80,560	80,626
FNMA	AAA	6.50	03/01/17	69,833	71,564
FNMA	AAA	6.50	06/01/17	67,694	69,372
FNMA	AAA	6.50	07/01/32	65,185	66,760
FNMA	AAA	5.50	05/01/17	59,120	59,168
FNMA	AAA	7.00	11/01/31	51,390	53,515
FNMA	AAA	7.00	09/01/31	50,981	53,089
FNMA	AAA	5.50	05/01/17	43,582	43,618
FNMA	AAA	5.50	06/01/17	43,352	43,388
FNMA	AAA	7.00	04/01/32	41,353	43,028
FNMA	AAA	7.50	06/01/32	40,220	41,980

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	6.50	05/01/17	37,253	38,176
FNMA	AAA	7.50	04/01/32	35,674	37,235
FNMA	AAA	6.50	09/01/16	34,028	34,917
FNMA	AAA	6.00	03/01/17	31,518	32,006
FNMA	AAA	7.50	06/01/31	30,519	31,943
FNMA	AAA	8.00	03/01/31	27,725	29,222
FNMA	AAA	7.50	02/01/32	26,988	28,222
FNMA	AAA	6.00	03/01/32	26,903	27,097
FNMA	AAA	8.00	04/01/32	20,136	21,219
FNMA	AAA	7.00	06/01/32	10,473	10,897
FNMA	AAA	8.00	04/01/32	8,960	9,443
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,092,628
GNMA (1)	AAA	6.50	05/15/32	31,497	32,267
GNMA (1)	AAA	6.50	10/15/31	24,485	25,096
GNMA (1)	AAA	6.50	12/15/31	22,974	23,547
GNMA (1)	AAA	7.00	09/15/31	21,664	22,680
GNMA (1)	AAA	6.50	04/15/31	19,310	19,791
GNMA (1)	AAA	7.00	05/15/31	16,360	17,128
GNMA (1)	AAA	7.00	05/15/32	14,058	14,718
GNMA (1)	AAA	7.00	09/15/31	2,617	2,740
					35,768,185
BASIC MATERIALS (1.7%)
International Paper Co.	BBB	4.25	01/15/09	500,000	492,375
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	482,795
Lyondell Chemical Co.	B+	10.25	11/01/10	500,000	535,000
Monsanto Co.	A-	4.00	05/15/08	500,000	496,282
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	900,000
Temple-Inland, Inc.	BBB-	7.88	05/01/12	400,000	430,140
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	517,676
					3,854,268
CONSUMER, CYCLICAL (4.0%)
Belo Corporation	BBB-	8.00	11/01/08	500,000	512,279
Black & Decker Corp.	BBB	4.75	11/01/14	750,000	701,071
Comcast Cable Comm	BBB+	6.20	11/15/08	500,000	504,889
Coors Brewing Co	BBB	6.38	05/15/12	41,000	42,969
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	500,000	492,188
Daimlerchrysler	BBB+	4.05	06/04/08	250,000	247,261
Dow Jones & Co.	BBB	3.88	02/15/08	250,000	248,683
Ethan Allen Interiors	BBB+	5.38	10/01/15	500,000	474,905
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	475,351
Fruit of the Loom (2)	NR	7.38	11/15/23	138,068	14

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d)
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	468,452
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	488,807
Kellwood, Co.	BB	7.88	07/15/09	750,000	760,901
May Dept Stores Co.	BBB	4.80	07/15/09	500,000	496,731
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	497,556
Pulte Homes, Inc.	BBB-	4.88	07/15/09	250,000	233,445
RadioShack Corp.	BB	7.38	05/15/11	500,000	515,941
Scholastic Corp.	BB	5.00	04/15/13	500,000	438,050
Stanley Works	A	3.50	11/01/07	250,000	249,616
Target Corp.	A+	5.38	06/15/09	1,000,000	1,006,353
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	257,665
					9,113,127
CONSUMER, NON-CYCLICAL (1.6%)
CVS Corp.	BBB+	6.13	08/15/16	250,000	249,893
FOSTERS FIN CORP	BBB	6.88	06/15/11	500,000	528,015
Kellogg Co.	BBB+	2.88	06/01/08	500,000	491,680
Kroger Co.	BBB-	4.95	01/15/15	500,000	472,647
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	256,521
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	516,467
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	1,000,000	1,033,691
					3,548,914
ENERGY (1.5%)
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	493,488
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	469,088
Noble Corporation	A-	7.50	03/15/20	800,000	879,498
Premco Refining Group	BBB	7.50	06/15/15	500,000	521,172
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	474,419
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	482,747
					3,320,412
FINANCIAL (7.4%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	246,996
American Honda Fin.	A+	3.85	11/06/08	500,000	492,401
Berkley (WR) Corp.	BBB+	8.70	01/01/22	1,500,000	1,801,194
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	488,131
Brandywine Realty Tr.	BBB-	4.50	11/01/09	500,000	490,288
Capital One Bank	A-	5.75	09/15/10	250,000	252,533
Colonial Properties Tr.	BBB-	4.80	04/01/11	250,000	241,648
Deere Capital Corp.	A	3.90	01/15/08	500,000	497,806
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	249,966
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	500,000	486,250
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	1,500,000	1,393,608

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d)
FleetBoston Finl Group	AA	3.85	02/15/08	250,000	248,800
Ford Motor Credit Co.	B	7.38	10/28/09	1,000,000	980,557
Fst Hor MtgTr	AAA	5.00	06/25/33	752,174	747,713
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	251,927
GE Capital Corp.	AAA	5.45	01/15/13	2,000,000	2,018,714
GMAC	BB+	0.00	12/01/12	2,500,000	1,610,538
Goldman Sachs Group, Inc.	AA-	3.88	01/15/09	500,000	493,005
HJ Heinz Finance	BBB	6.00	03/15/12	500,000	509,338
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	250,000	241,490
Lehman Brothers Hlds.	A+	4.00	01/22/08	500,000	497,255
Markel Corp.	BBB-	6.80	02/15/13	250,000	257,549
Markel Corp.	BBB-	7.00	05/15/08	250,000	252,619
Natl Rural Utls. Coop. Fin.	A+	3.88	02/15/08	250,000	248,550
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	255,424
SLM Corp.	BBB+	4.00	01/15/09	500,000	481,907
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	265,459
Wells Fargo & Company	AA+	3.50	04/04/08	250,000	247,479
					16,723,010
HEALTHCARE (0.5%)
Allergan, Inc.	A	5.75	04/01/16	250,000	247,030
WellPoint, Inc.	BBB+	4.25	12/15/09	500,000	492,524
Wyeth	A+	5.50	03/15/13	500,000	498,982
					1,238,536
INDUSTRIAL (2.2%)
Bunge, Ltd.	BBB-	5.35	04/15/14	500,000	479,766
Deluxe Corp.	BB-	3.50	10/01/07	500,000	500,000
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	500,000	471,568
Lafarge Corp.	BBB	6.50	07/15/08	250,000	252,361
Masco Corp.	BBB+	5.88	07/15/12	500,000	498,121
Seariver Maritime	AAA	0.00	09/01/12	3,000,000	2,357,631
Steelcase	BBB-	6.50	08/15/11	500,000	518,368
					5,077,815
TECHNOLOGY (0.5%)
Arrow Electronics	BBB-	6.88	06/01/18	500,000	516,921
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	504,651
					1,021,572
TELECOMMUNICATIONS (0.4%)
Nextel Communications, Inc.	BBB	5.25	01/15/10	500,000	498,750
Verizon Global	A	4.00	01/15/08	500,000	498,108
					996,858

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
UTILITIES (1.1%)
Duke Energy Corp.	A	4.50	04/01/10	500,000	494,918
Kinder Morgan	BB-	5.15	03/01/15	500,000	446,278
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	500,000	486,806
Progress Energy, Inc.	A-	5.25	12/15/15	500,000	486,049
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	500,000	491,384
					2,405,435

TOTAL LONG-TERM DEBT SECURITIES (Cost: $89,672,976) 38.7%					88,128,676

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.4%)
IBM Corp.	4.79	10/01/07	5,390,000	5,388,565

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,388,565) 2.4%				5,388,565

TEMPORARY CASH INVESTMENTS** (Cost: $25,800) 0.0% (3)				25,800

TOTAL INVESTMENTS (Cost: $205,239,740) 99.7%				226,972,161

OTHER NET ASSETS 0.3%				730,107

NET ASSETS 100.0%				$227,702,268

Abrreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association

(1) U.S. Government guaranteed security.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  Less than 0.05%.

**      The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at September 30, 2007 was 4.68%.

The total value of investments not rated or below-investment grade was 6,616,385, or 2.9% of the Fund’s total investments as of September 30, 2007

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Composite Fund were as follows:

Unrealized Appreciation	$26,243,731
Unrealized Depreciation	(4,915,620)
Net	$21,328,111
Cost of Investments	$205,644,050

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2007

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mid-Term Bond Fund 44.7%	8,141,864	7,896,541
Bond Fund 29.8%	4,060,273	5,268,931
Equity Index Fund 25.5%	1,743,784	4,510,140
TOTAL INVESTMENTS (Cost: $16,893,782) 100.0%		17,675,612

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$17,675,612

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Conservative Allocation Fund were as follows:

Unrealized Appreciation	$781,830
Unrealized Depreciation	(130,471)
Net	$651,359
Cost of Investments	$17,024,253

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2007

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Equity Index Fund 35.4%	13,111,393	33,911,438
Bond Fund 29.6%	21,824,034	28,320,590
Mid-Term Bond Fund 19.7%	19,457,574	18,871,298
Mid Cap Equity Index Fund 15.3%	8,641,250	14,637,180
TOTAL INVESTMENTS (Cost: $88,991,207) 100.0%		95,740,506

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$95,740,506

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments for Federal income tax purposes at September 30, 2007 for the Moderate Allocation Fund were as follows:

Unrealized Appreciation	$6,749,299
Unrealized Depreciation	(247,595)
Net	$6,501,704
Cost of Investments	$89,238,802

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2007

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Equity Index Fund 45.2%	16,833,712	43,538,882
Bond Fund 24.5%	18,168,858	23,577,346
Mid Cap Equity Index Fund 20.2%	11,504,942	19,487,912
Small Cap Growth Fund 5.1%	3,850,974	4,920,081
Small Cap Value Fund 5.0%	3,772,990	4,868,315
TOTAL INVESTMENTS (Cost: $88,048,544) 100.0%		96,392,536

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$96,392,536

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Aggressive Allocation Fund were as follows:

Unrealized Appreciation	$8,343,992
Unrealized Depreciation	(69,817)
Net	$8,274,175
Cost of Investments	$88,118,361

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2007

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (100.0%)
7 - Eleven Inc	A-1+	5.00	10/9/2007	4,300,000	4,294,019
7 - Eleven Inc	A-1+	4.78	10/9/2007	3,000,000	2,996,012
7 - Eleven Inc	A-1+	4.75	10/12/2007	1,450,000	1,447,511
Abbott Labs	A-1+	4.82	10/24/2007	6,610,000	6,587,943
Abbott Labs	A-1+	4.77	10/26/2007	1,662,000	1,656,073
American Express Credit Corp.	A-1	5.26	10/11/2007	5,000,000	4,991,173
American Express Credit Corp.	A-1	5.27	10/12/2007	1,500,000	1,497,126
American Express Credit Corp.	A-1	5.33	11/30/2007	1,200,000	1,188,944
American Express Credit Corp.	A-1	5.28	11/23/2007	800,000	793,516
American Express Credit Corp.	A-1	4.79	11/26/2007	400,000	396,913
Anheuser-Busch Co.	A-1	5.25	10/12/2007	8,600,000	8,583,586
Archer Daniels	A-2	5.10	11/6/2007	8,555,000	8,508,828
Coca-Cola Company	A-1	5.26	10/11/2007	5,000,000	4,991,168
Coca-Cola Company	A-1	5.15	10/29/2007	3,700,000	3,684,078
Danaher Corp.	A-1	5.00	10/1/2007	8,700,000	8,697,583
Dover Corp	A-1	5.25	11/2/2007	8,500,000	8,457,526
Dover Corp	A-1	4.76	11/5/2007	275,000	273,654
DuPont EI Nemour (Res)	A-1	5.00	10/5/2007	4,500,000	4,496,242
DuPont EI Nemour (Res)	A-1	4.73	10/30/2007	2,500,000	2,489,811
DuPont EI Nemour (Res)	A-1	4.75	10/17/2007	1,500,000	1,496,435
DuPont EI Nemour (Res)	A-1	4.77	10/18/2007	310,000	309,219
Eaton Corp	A-1	5.30	12/20/2007	4,000,000	3,959,362
Eaton Corp	A-1	5.30	11/13/2007	1,000,000	993,331
Executive Jets Inc.	A-1+	4.75	11/21/2007	5,300,000	5,262,932
Executive Jets Inc.	A-1+	4.76	11/13/2007	3,530,000	3,508,988
General Electric Capital Corp.	A-1+	5.26	11/9/2007	1,800,000	1,789,143
Grainger (WW) Inc.	A-1+	5.24	11/1/2007	3,700,000	3,682,131
Hershey Foods	A-1	5.08	10/11/2007	7,800,000	7,786,770
Hershey Foods	A-1	5.30	10/15/2007	825,000	823,050
IBM Corp.	A-1	5.13	10/31/2007	7,000,000	6,967,993
IBM Corp.	A-1	5.12	11/30/2007	1,600,000	1,585,853
Kimberly Clark WW	A-1	4.75	10/24/2007	5,000,000	4,983,496
Kimberly Clark WW	A-1	4.75	10/23/2007	3,767,000	3,755,057
Madison Gas & Electric	A-1+	4.77	10/19/2007	6,400,000	6,383,093
Madison Gas & Electric	A-1+	4.80	10/25/2007	1,700,000	1,694,104
Madison Gas & Electric	A-1+	5.20	10/11/2007	655,000	653,862
Mccormick & Company	A-1	4.75	10/25/2007	1,949,000	1,942,310
Medtronic, Inc.	A-1+	4.85	10/4/2007	6,700,000	6,695,481
Medtronic, Inc.	A-1+	5.28	10/4/2007	2,000,000	1,998,528
Nstar Electric Company		4.77	10/9/2007	8,700,000	8,688,484

National Rural Utilities		4.82	10/29/2007	4,400,000	4,382,395
National Rural Utilities	A-1	5.27	10/10/2007	4,326,000	4,319,008
Nestle Capital Corp.	A-1+	4.79	10/4/2007	3,400,000	3,397,737
Nestle Capital Corp.	A-1+	5.22	10/12/2007	1,668,000	1,664,836
Nestle Capital Corp.	A-1+	5.30	11/16/2007	1,500,000	1,489,339
Nestle Capital Corp.	A-1+	5.25	11/16/2007	1,000,000	992,963
Nestle Capital Corp.	A-1+	4.83	12/12/2007	771,000	763,335
Nestle Capital Corp.	A-1+	5.25	12/7/2007	400,000	395,948
New Jersey Natural Gas	A-1	5.15	10/10/2007	7,800,000	7,787,698
New Jersey Natural Gas	A-1	4.81	10/10/2007	120,000	119,824
Novartis Finance	A-1+	4.73	10/1/2007	6,699,000	6,697,238
Novartis Finance	A-1+	4.95	10/1/2007	2,100,000	2,099,422
Praxair Inc.	A-1	5.00	10/1/2007	8,400,000	8,397,662
Pitney Bowes	A-1	5.00	10/2/2007	1,500,000	1,499,374
Procter & Gamble	A-1+	4.75	11/30/2007	8,600,000	8,529,554
Sysco Corp.	A-1+	4.75	10/18/2007	8,600,000	8,578,412
Siemens Capital C0. LLC	A-1+	5.24	10/3/2007	6,000,000	5,996,462
Siemens Capital C0. LLC	A-1+	5.20	11/7/2007	2,800,000	2,784,176
Siemens Capital C0. LLC	A-1+	4.80	12/14/2007	400,000	395,946
Target Corporation	A-1	4.77	10/30/2007	7,600,000	7,568,766
Target Corporation	A-1	4.75	10/22/2007	1,142,000	1,138,530
Toyota Motor Credit Corp.	A-1+	5.33	11/9/2007	5,700,000	5,665,619
Toyota Motor Credit Corp.	A-1+	5.36	12/12/2007	1,500,000	1,483,662
Toyota Motor Credit Corp.	A-1+	5.26	11/16/2007	1,300,000	1,290,829
Toyota Motor Credit Corp.	A-1+	4.82	11/27/2007	400,000	396,866
United Parcel Service Inc.	A-1+	4.79	10/5/2007	4,200,000	4,196,650
United Parcel Service Inc.	A-1+	4.75	10/5/2007	3,300,000	3,297,384
United Parcel Service Inc.	A-1+	4.76	10/5/2007	1,251,000	1,250,006
Unilever Capital	A-1	4.95	10/1/2007	7,739,000	7,736,871
Unilever Capital	A-1	5.28	12/7/2007	1,000,000	989,823
United Technologies Corp	A-1	4.78	10/31/2007	7,900,000	7,866,609
Walgreen Co.	A-1	4.75	10/31/2007	6,000,000	5,974,637
Walgreen Co.	A-1	4.80	10/19/2007	2,750,000	2,742,664
Wal-Mart Stores	A-1+	4.72	11/27/2007	8,700,000	8,632,692
Washington Gas Light Co.	A-1	4.78	10/4/2007	5,000,000	4,996,678
Washington Gas Light Co.	A-1	4.77	10/9/2007	3,750,000	3,745,028
XTRA, Inc.	A-1+	5.35	10/4/2007	3,400,000	3,397,464
XTRA, Inc.	A-1+	5.25	10/12/2007	3,300,000	3,293,726
XTRA, Inc.	A-1+	5.28	10/5/2007	1,928,000	1,926,298
XTRA, Inc.	A-1+	5.35	10/2/2007	500,000	499,776
					299,373,235

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,365,416) 100.0%					299,373,235

TOTAL INVESTMENTS (Cost: $299,365,416) 100.0%	299,373,235

OTHER NET ASSETS 0.0%	1,054
NET ASSETS 100.0%	$299,374,289

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Money Market Fund were as follows:

Unrealized Appreciation	$7,819
Unrealized Depreciation	0
Net	$7,819
Cost of Investments	$299,365,416

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (21.6%)
U.S. Treasury Note	AAA	4.75	05/15/14	9,500,000	9,713,750
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	6,695,416
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	4,037,110
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,826,952
					24,273,228
U.S. GOVERNMENT AGENCIES (30.1%)
MORTGAGE-BACKED OBLIGATIONS (3.8%)
FHLMC	AAA	5.00	06/15/17	3,000,000	2,976,891
FHLMC	AAA	4.00	11/15/26	239,503	237,392
FHLMC	AAA	6.50	04/01/14	135,256	138,997
FHLMC	AAA	7.00	02/01/14	64,169	66,800
FHLMC	AAA	6.00	02/01/19	29,193	29,548
FHLMC	AAA	7.50	03/15/21	22,753	22,723
FHLMC	AAA	5.50	04/01/09	22,094	22,070
FHLMC	AAA	6.00	11/01/10	20,407	20,561
FHLMC	AAA	5.50	06/01/09	18,831	18,833
FHLMC	AAA	6.00	07/01/16	15,178	15,496
FHLMC	AAA	8.00	09/01/18	11,243	11,338
FHLMC	AAA	7.75	05/01/08	8,760	8,825
FHLMC	AAA	6.00	10/01/08	7,744	7,770
FHLMC	AAA	6.50	11/01/09	5,811	5,886
FHLMC	AAA	8.50	09/01/17	5,136	5,145
FHLMC	AAA	8.00	05/01/14	607	611
FHLMC	AAA	8.25	10/01/09	272	273
FNMA	AAA	4.50	10/25/17	369,190	367,609
FNMA	AAA	6.50	12/25/23	86,010	86,504
FNMA	AAA	6.00	09/01/12	39,687	40,314
FNMA	AAA	4.00	11/25/26	40,100	39,791
FNMA	AAA	6.50	08/01/13	30,781	31,291
FNMA	AAA	6.00	07/01/09	14,256	14,308
FNMA	AAA	5.50	11/01/08	12,731	12,719
FNMA	AAA	8.50	12/01/09	8,998	9,281
FNMA	AAA	5.50	02/01/09	8,801	8,792
FNMA	AAA	6.00	09/01/08	7,190	7,216
FNMA	AAA	6.00	01/01/11	6,825	6,850
FNMA	AAA	5.50	12/01/08	4,457	4,453
FNMA	AAA	8.75	09/01/16	3,655	3,702
FNMA	AAA	7.50	09/01/08	1,682	1,686
FNMA	AAA	8.00	06/01/17	1,238	1,289
FNMA	AAA	8.00	04/01/08	1,106	1,121
FNMA	AAA	8.25	01/01/10	1,000	1,008
FNMA	AAA	7.75	03/01/08	656	658

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	7.50	01/01/09	250	251
GNMA (1)	AAA	6.00	11/15/08	15,451	15,525
GNMA (1)	AAA	6.00	06/15/09	7,139	7,208
GNMA (1)	AAA	9.00	03/15/10	1,680	1,771
GNMA (1)	AAA	7.50	05/20/08	1,306	1,314
					4,253,820
NON-MORTGAGE-BACKED OBLIGATION (26.3%)
FFCB	AAA	5.10	08/05/13	5,000,000	5,093,320
FHLB		3.00	04/15/09	3,500,000	3,425,559
FHLB	AAA	5.75	05/15/12	3,200,000	3,351,629
FHLMC	AAA	5.00	07/15/14	5,500,000	5,573,612
FHLMC	AAA	6.63	09/15/09	5,000,000	5,206,710
FHLMC	AAA	5.63	03/15/11	2,750,000	2,851,695
FNMA	AAA	4.25	05/15/09	2,000,000	1,994,818
FNMA	AAA	4.38	09/15/12	1,750,000	1,732,084
FNMA	AAA	3.25	02/15/09	500,000	491,887
					29,721,314
BASIC MATERIALS (2.1%)
Bemis Co.	A	4.88	04/01/12	500,000	491,207
International Paper Co.	BBB	4.25	01/15/09	250,000	246,188
International Paper Co.	BBB	3.80	04/01/08	200,000	198,242
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	482,795
Lubrizol Corp.	BBB-	5.88	12/01/08	200,000	200,614
Praxair, Inc.	A	2.75	06/15/08	210,000	206,541
Temple-Inland, Inc.	BBB-	7.88	05/01/12	250,000	268,838
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	258,838
					2,353,263
CONSUMER, CYCLICAL (8.1%)
Belo Corporation	BBB-	8.00	11/01/08	150,000	153,684
Black & Decker Corp.	BBB	4.75	11/01/14	500,000	467,381
Centex Corp.	BBB	4.75	01/15/08	200,000	198,292
Comcast Cable Comm	BBB+	6.20	11/15/08	200,000	201,956
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	500,000	492,188
Daimlerchrysler	BBB+	4.05	06/04/08	400,000	395,618
Dow Jones & Co.	BBB	3.88	02/15/08	150,000	149,210
Ethan Allen Interiors	BBB+	5.38	10/01/15	500,000	474,905
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	475,351
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	234,226
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	244,403
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	534,045
Leggett & Platt	A	4.70	04/01/13	750,000	700,926
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	248,366

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d)
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	497,556
Nordstrom, Inc.	A	5.63	01/15/09	175,000	174,117
Pulte Homes, Inc.	BBB-	4.88	07/15/09	250,000	233,445
RadioShack Corp.	BB	7.38	05/15/11	400,000	412,753
Scholastic Corp.	BB	5.00	04/15/13	250,000	219,025
Stanley Works	A	4.90	11/01/12	525,000	519,762
Stanley Works	A	3.50	11/01/07	250,000	249,616
Target Corp.	A+	5.38	06/15/09	1,000,000	1,006,353
Wendy’s International, Inc.	BB-	6.25	11/15/11	300,000	300,000
Whirlpool Corp.	BBB	6.50	06/15/16	500,000	515,331
					9,098,509
CONSUMER, NON-CYCLICAL (4.5%)
Anheuser-Busch Cos., Inc.	A	4.70	04/15/12	100,000	98,160
CVS Corp.	BBB+	6.13	08/15/16	500,000	499,786
Clorox Co.	BBB+	5.00	01/15/15	300,000	285,661
Clorox Co.	BBB+	4.20	01/15/10	250,000	245,150
Coca Cola Bottle Consolidated	BBB	6.38	05/01/09	200,000	204,850
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	153,391
FOSTERS FIN CORP	BBB	6.88	06/15/11	500,000	528,015
General Mills, Inc.	BBB+	3.88	11/30/07	200,000	199,475
Hershey Food Corp.	A	4.85	08/15/15	500,000	468,957
Kraft Foods Inc.	A-	5.25	10/01/13	500,000	490,669
Kroger Co.	BBB-	4.95	01/15/15	500,000	472,647
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	153,913
Safeway, Inc.	BBB-	4.13	11/01/08	500,000	496,167
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	258,234
Sara Lee Corp.	BBB+	2.75	06/15/08	200,000	196,310
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	258,423
					5,009,808
ENERGY (4.8%)
AGL Capital Corp	BBB+	6.38	07/15/16	500,000	505,667
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	493,488
Diamond Offshore Drilling	A-	4.88	07/01/15	500,000	469,088
Dominion Resources	BBB	4.13	02/15/08	200,000	198,911
Halliburton Co.	A	5.50	10/15/10	500,000	505,806
Halliburton Co.	A	5.63	12/01/08	200,000	200,862
Noble Corp.		5.88	06/01/13	500,000	510,702
Ocean Energy, Inc.	BBB	4.38	10/01/07	450,000	450,000
PPL Energy Supply, LLC	BBB	5.70	10/15/15	600,000	586,442
Premco Refining Group	BBB	7.50	06/15/15	500,000	521,172
Sunoco, Inc.	BBB	4.88	10/15/14	500,000	474,419
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	500,000	482,747

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (12.0%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	246,996
American Honda Fin.	A+	3.85	11/06/08	700,000	689,361
Bank of America Corp.	AA-	5.75	08/15/16	500,000	498,994
Bank of America Corp.	AA	5.38	08/15/11	250,000	251,798
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	488,131
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	245,144
CIT Group, Inc.	A	5.80	07/28/11	250,000	244,779
Capital One Bank	A-	5.75	09/15/10	250,000	252,533
Capital One Bank	A-	4.88	05/15/08	200,000	199,470
Colonial Properties Tr.	BBB-	4.80	04/01/11	300,000	289,977
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	249,966
Fifth Third Bank	AA-	3.38	08/15/08	200,000	196,536
First Tennessee Bank	A-	5.75	12/01/08	200,000	201,210
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	125,000	116,134
Ford Motor Credit Co.	B	7.38	10/28/09	750,000	735,418
Franklin Resources, Inc.	A+	3.70	04/15/08	200,000	198,547
GATX Financial Corp.	BBB+	5.13	04/15/10	250,000	251,927
GE Capital Corp.	AAA	5.00	01/08/16	500,000	484,507
HJ Heinz Finance	BBB	6.00	03/15/12	250,000	254,669
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	500,000	482,979
Health Care Property	BBB	4.88	09/15/10	500,000	491,439
Household Fin. Corp.	AA-	4.13	12/15/08	200,000	197,834
Huntington National Bank	A-	3.13	05/15/08	200,000	197,685
IBM Corp.	A+	3.80	02/01/08	100,000	99,530
International Lease Fin. Corp.	AA-	4.50	05/01/08	200,000	198,616
JP Morgan Chase Bank	AA-	5.60	06/01/11	250,000	253,170
Lehman Brothers Hlds.	A+	5.75	07/18/11	250,000	250,788
MACK-CALI Realty LP	BBB	5.80	01/15/16	500,000	482,129
Markel Corp.	BBB-	7.00	05/15/08	150,000	151,571
Merrill Lynch	AA-	3.13	07/15/08	200,000	195,759
MetLife, Inc.	A	5.00	11/24/13	250,000	245,355
National City Bank	A+	3.38	10/15/07	250,000	249,821
Nationwide Hlt Prop	BBB-	7.60	11/20/28	350,000	379,362
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	510,849
SLM Corp.	BBB+	4.00	01/15/09	500,000	481,907
Simon Property Gp.	A-	4.88	08/15/10	500,000	493,796
Simon Property Gp.	A-	5.38	08/28/08	200,000	198,842
Textron Financial Corp.	A-	5.13	02/03/11	250,000	248,670
Toronto-Dominion Bank	AA-	6.50	08/15/08	100,000	101,450
Union Planters Corp.	A	4.38	12/01/10	250,000	241,660
Wachovia Bank	AA-	5.60	03/15/16	500,000	489,139
Wachovia Corp.	AA-	3.50	08/15/08	200,000	197,367

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d)
Western Union Co.	A-	5.40	11/17/11	500,000	499,055
					13,434,854
HEALTHCARE (2.9%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	509,273
Allergan, Inc.	A	5.75	04/01/16	500,000	494,059
Baxter International, Inc.	A	4.63	03/15/15	250,000	233,910
Boston Scientific Corp.	BB+	4.25	01/12/11	500,000	460,000
Laboratory Corp. of America	BBB	5.50	02/01/13	285,000	275,570
Lilly (Eli) & Co.	AA	5.20	03/15/17	500,000	486,176
Thermo Fisher Scientific Inc	BBB+	7.63	10/30/08	140,000	142,772
WellPoint, Inc.	BBB+	5.00	01/15/11	500,000	495,467
WellPoint, Inc.	BBB+	4.25	12/15/09	200,000	197,009
					3,294,236
INDUSTRIAL (7.6%)
Avery Dennison Corp.	BBB+	4.88	01/15/13	500,000	478,400
Bunge, Ltd.	BBB-	4.38	12/15/08	200,000	197,841
Burlington North Santa Fe	BBB	4.30	07/01/13	500,000	471,506
Danaher Corp.	A+	6.00	10/15/08	200,000	200,510
Deluxe Corp.	BB-	3.50	10/01/07	750,000	750,000
Dun & Bradstreet	A-	5.50	03/15/11	500,000	505,758
ERP Operating LP	A-	5.38	08/01/16	500,000	468,286
FedEx Corp.	BBB	3.50	04/01/09	200,000	195,032
Fisher Scientific Intl.	BBB	6.13	07/01/15	500,000	490,879
General Dynamics Corp.	A	3.00	05/15/08	200,000	197,566
Harley Davidson Funding	A+	3.63	12/15/08	400,000	393,426
Lafarge Corp.	BBB	6.50	07/15/08	100,000	100,945
Masco Corp.	BBB+	4.80	06/15/15	500,000	455,286
Masco Corp.	BBB+	5.88	07/15/12	300,000	298,872
Nissan Mtr Accep Corp	BBB+	5.63	03/14/11	500,000	506,992
Raytheon Co.	BBB+	4.50	11/15/07	200,000	199,798
Southwest Airlines Co.	A-	5.25	10/01/14	500,000	481,236
Steelcase	BBB-	6.50	08/15/11	500,000	518,368
Union Pacific Corp.	BBB	6.13	01/15/12	500,000	512,286
Union Pacific Corp.	BBB	4.88	01/15/15	500,000	472,718
Union Pacific Corp.	BBB	5.75	10/15/07	120,000	120,011
Waste MGT Inc.	BBB	5.00	03/15/14	500,000	478,814
					8,494,530
TECHNOLOGY (1.0%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	252,326
General Dynamics Corporation	A	4.50	08/15/10	500,000	492,954
Motorola, Inc.	A-	5.80	10/15/08	200,000	201,634
Pitney Bowes, Inc.	A+	5.75	08/15/08	200,000	200,297

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc.	BBB	5.25	01/15/10	250,000	249,375

UTILITIES (2.0%)
Consolidated Edison, Inc.	A-	3.63	08/01/08	200,000	197,612
Duke Energy Corp.	A	4.50	04/01/10	500,000	494,918
Exelon Corp.	A	3.50	05/01/08	150,000	148,554
Kinder Morgan	BB-	5.15	03/01/15	250,000	223,139
PNM Resources, Inc.	BBB	4.40	09/15/08	135,000	133,718
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	250,000	243,403
Progress Energy, Inc.	BBB+	5.95	03/01/09	200,000	201,707
Public Svc. Elec. & Gas	A-	4.00	11/01/08	200,000	197,694
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	400,000	393,107
					2,233,852

TOTAL LONG-TERM DEBT SECURITIES (Cost: $108,744,087) 96.9%					108,963,304

* Ratings as per Standard & Poor’s Corporation.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.0%)
IBM Corp.	4.79	10/01/07	2,200,000	2,199,414

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,199,414) 2.0%				2,199,414

TOTAL INVESTMENTS (Cost: $110,943,501) 98.9%				111,162,718

OTHER NET ASSETS 1.1%				1,223,554

NET ASSETS 100.0%				$112,386,272

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association

(1) U.S. Government guaranteed security.

The total value of investments not rated or below-investment grade was 5,830,381, or 5.2% of the Fund’s total investments as of September 30,2007.

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Mid-Term Bond Fund were as follows:

Unrealized Appreciation	$1,040,711
Unrealized Depreciation	(821,494)
Net	$219,217
Cost of Investments	$110,943,501

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30,2007

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.5%)
U.S. Treasury Strip	AAA	0.00	11/15/25	40,000,000	16,200,960

U.S. GOVERNMENT AGENCIES (40.8%)
MORTGAGE-BACKED OBLIGATIONS (36.9%)
FHARM	AAA	5.29	02/01/36	2,100,776	2,095,940
FHARM	AAA	5.26	04/01/37	3,245,627	3,232,375
FHARM	AAA	5.48	05/01/37	2,702,175	2,689,928
FHLMC	AAA	5.50	12/15/20	3,500,000	3,431,089
FHLMC	AAA	5.43	04/01/37	3,204,624	3,212,863
FHLMC	AAA	5.79	03/01/37	1,775,316	1,765,724
FHLMC	AAA	6.00	07/15/29	1,652,494	1,679,225
FHLMC	AAA	4.00	10/15/26	400,000	394,396
FNMA	AAA	5.50	03/01/21	1,391,826	1,389,237
FNMA	AAA	5.50	10/01/18	1,300,015	1,298,984
FNMA	AAA	6.00	06/01/37	2,090,443	2,076,638
FNMA	AAA	6.00	05/01/37	1,943,812	1,930,975
FNMA	AAA	6.00	04/01/37	1,941,598	1,928,776
FNMA	AAA	5.00	09/01/35	5,115,940	4,887,968
FNMA	AAA	5.50	10/01/34	4,154,114	4,077,238
FNMA	AAA	5.50	07/01/33	3,860,977	3,792,579
FNMA	AAA	5.50	08/01/35	3,505,039	3,437,301
FNMA	AAA	5.00	11/01/33	3,531,846	3,380,919
FNMA	AAA	5.50	03/01/24	3,405,306	3,367,136
FNMA	AAA	5.00	10/01/20	2,759,248	2,705,374
FNMA	AAA	5.00	01/01/34	2,687,739	2,572,884
FNMA	AAA	6.00	04/01/33	2,553,209	2,568,232
FNMA	AAA	5.50	07/01/34	2,543,635	2,496,562
FNMA	AAA	5.50	10/01/33	2,413,843	2,371,082
FNMA	AAA	4.50	05/01/18	2,455,644	2,370,728
FNMA	AAA	6.50	05/01/32	2,250,304	2,304,683
FNMA	AAA	4.00	05/01/20	2,415,039	2,275,711
FNMA	AAA	6.00	01/01/37	2,232,598	2,236,316
FNMA	AAA	5.00	06/01/33	2,317,222	2,218,200
FNMA	AAA	5.00	09/01/20	2,214,936	2,171,690
FNMA	AAA	6.00	12/01/36	2,161,709	2,165,308
FNMA	AAA	5.50	11/01/26	2,085,081	2,057,699
FNMA	AAA	4.50	06/01/34	2,213,099	2,054,247
FNMA	AAA	6.00	05/01/32	2,037,074	2,049,060
FNMA	AAA	5.00	04/01/35	2,122,688	2,028,099
FNMA	AAA	5.50	09/01/33	1,965,417	1,930,600
FNMA	AAA	6.00	11/01/34	1,873,694	1,880,554
FNMA	AAA	6.00	05/01/23	1,852,823	1,869,737
FNMA	AAA	5.50	09/01/34	1,858,224	1,823,836

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
FNMA	AAA	5.50	03/01/34	1,841,833	1,809,205
FNMA	AAA	5.00	04/01/34	1,845,057	1,764,625
FNMA	AAA	5.00	09/01/18	1,794,793	1,764,242
FNMA	AAA	6.50	09/01/36	1,734,364	1,753,004
FNMA	AAA	5.50	04/01/35	1,721,733	1,688,458
FNMA	AAA	4.50	06/01/20	1,653,840	1,593,955
FNMA	AAA	5.00	10/01/25	1,646,778	1,589,988
FNMA	AAA	5.00	06/01/35	1,644,456	1,571,177
FNMA	AAA	5.50	09/01/25	1,586,495	1,567,376
FNMA	AAA	5.50	02/01/35	1,456,683	1,429,725
FNMA	AAA	6.00	02/25/47	1,278,226	1,304,675
FNMA	AAA	5.00	03/01/34	1,318,593	1,262,246
FNMA	AAA	4.50	12/01/18	1,277,469	1,233,294
FNMA	AAA	5.50	02/01/35	1,154,878	1,132,559
FNMA	AAA	4.50	05/01/34	1,157,585	1,074,496
FNMA	AAA	6.00	01/01/25	964,819	972,223
FNMA	AAA	5.50	03/01/34	973,118	955,879
FNMA	AAA	6.50	03/01/17	931,104	954,181
FNMA	AAA	4.50	02/01/20	946,493	912,220
FNMA	AAA	4.50	06/01/20	872,052	840,475
FNMA	AAA	5.50	09/01/34	695,410	682,541
FNMA	AAA	6.50	05/01/32	661,527	677,513
FNMA	AAA	5.00	04/01/34	666,659	637,597
FNMA	AAA	7.50	06/01/32	571,124	596,120
FNMA	AAA	6.00	04/01/32	584,255	587,693
FNMA	AAA	4.50	05/01/20	609,609	587,535
FNMA	AAA	5.50	05/01/17	584,001	584,478
FNMA	AAA	5.00	04/01/18	543,511	534,260
FNMA	AAA	6.50	04/01/32	505,613	517,831
FNMA	AAA	6.00	03/01/17	401,202	407,410
FNMA	AAA	6.00	04/01/32	323,944	325,850
FNMA	AAA	5.50	04/01/17	295,386	295,627
FNMA	AAA	5.50	05/01/17	236,479	236,672
FNMA	AAA	7.00	11/01/31	205,559	214,059
FNMA	AAA	7.00	09/01/31	183,895	191,500
FNMA	AAA	6.50	05/01/17	154,334	158,159
FNMA	AAA	7.00	06/01/32	145,221	151,101
FNMA	AAA	7.50	04/01/32	142,709	148,955
FNMA	AAA	6.50	09/01/16	120,644	123,798
FNMA	AAA	8.00	04/01/32	116,482	122,764
FNMA	AAA	8.00	03/01/31	105,356	111,042
FNMA	AAA	8.00	04/01/32	46,967	49,494
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,092,628

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
MORTGAGE-BACKED OBLIGATIONS (Cont’d)
GNMA (1)	AAA	6.50	12/15/31	327,379	335,541
GNMA (1)	AAA	6.50	05/15/32	120,261	123,200
GNMA (1)	AAA	7.00	09/15/31	78,323	81,998
GNMA (1)	AAA	6.50	04/15/31	72,089	73,886
GNMA (1)	AAA	7.00	05/15/32	54,669	57,235
GNMA (1)	AAA	7.00	09/15/31	35,895	37,579
					133,137,962
NON-MORTGAGE-BACKED OBLIGATION (3.9%)
AID - Sri Lanka	AAA	6.59	09/15/28	4,000,000	4,089,800
FHLMC	AAA	5.20	03/05/20	10,000,000	9,838,200
					13,928,000
BASIC MATERIALS (4.5%)
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,969,500
Lubrizol Corp.	BBB-	5.50	10/01/14	2,000,000	1,931,180
Lyondell Chemical Co.	B+	10.25	11/01/10	5,000,000	5,350,000
Monsanto Co.	A-	4.00	05/15/08	1,500,000	1,488,846
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,375,000
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,070,702
					16,185,228
CONSUMER, CYCLICAL (11.4%)
Belo Corporation	BBB-	8.00	11/01/08	2,000,000	2,049,114
Black & Decker Corp.	BBB	4.75	11/01/14	2,000,000	1,869,522
Comcast Cable Comm	BBB+	6.20	11/15/08	2,000,000	2,019,556
Coors Brewing Co	BBB	6.38	05/15/12	164,000	171,876
Cox Comm, Inc. Cl A	BBB-	3.88	10/01/08	2,000,000	1,968,750
Daimlerchrysler	BBB+	4.05	06/04/08	1,000,000	989,045
Dow Jones & Co.	BBB	3.88	02/15/08	1,000,000	994,733
Ethan Allen Interiors	BBB+	5.38	10/01/15	2,000,000	1,899,620
Fortune Brands, Inc.	BBB	5.38	01/15/16	1,200,000	1,137,983
Fortune Brands, Inc.	BBB	4.88	12/01/13	500,000	475,351
Fruit of the Loom (2)	NR	7.38	11/15/23	345,170	35
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	1,873,808
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,444,033
Kellwood, Co.	BB	7.88	07/15/09	4,000,000	4,058,136
Leggett & Platt	A	4.70	04/01/13	2,000,000	1,869,136
May Dept Stores Co.	BBB	4.80	07/15/09	2,000,000	1,986,924
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,487,778
Pulte Homes, Inc.	BBB-	4.88	07/15/09	2,000,000	1,867,562
RadioShack Corp.	BB	7.38	05/15/11	2,000,000	2,063,764
Scholastic Corp.	BB	5.00	04/15/13	2,000,000	1,752,200
Stanley Works	A	3.50	11/01/07	250,000	249,616
Target Corp.	A+	5.38	06/15/09	3,250,000	3,270,647

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d)
Wendy’s International, Inc.	BB-	6.25	11/15/11	1,500,000	1,500,000
Whirlpool Corp.	BBB	6.50	06/15/16	2,000,000	2,061,322
					41,060,511
CONSUMER, NON-CYCLICAL (3.6%)
CVS Corp.	BBB+	6.13	08/15/16	2,000,000	1,999,144
FOSTERS FIN CORP	BBB	6.88	06/15/11	2,000,000	2,112,060
Kellogg Co.	BBB+	2.88	06/01/08	2,000,000	1,966,720
Kroger Co.	BBB-	4.95	01/15/15	2,000,000	1,890,588
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,052,170
Safeway, Inc.	BBB-	4.13	11/01/08	1,000,000	992,334
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,065,868
					13,078,884
ENERGY (2.8%)
AGL Capital Corp	BBB+	6.38	07/15/16	500,000	505,667
Anadarko Petroleum	BBB-	3.25	05/01/08	2,000,000	1,973,952
Diamond Offshore Drilling	A-	4.88	07/01/15	2,000,000	1,876,350
Noble Corporation	A-	7.50	03/15/20	2,000,000	2,198,746
Premco Refining Group	BBB	7.50	06/15/15	2,000,000	2,084,688
Weatherford Enterra, Inc.	BBB+	5.50	02/15/16	1,500,000	1,448,241
					10,087,644
FINANCIAL (16.1%)
American Honda Fin.	A+	3.85	11/06/08	2,000,000	1,969,602
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	6,003,980
Brandywine Realty Tr.	BBB-	4.50	11/01/09	2,000,000	1,961,152
Capital One Bank	A-	5.75	09/15/10	2,000,000	2,020,262
Colonial Properties Tr.	BBB-	4.80	04/01/11	1,500,000	1,449,887
Deere Capital Corp.	A	3.90	01/15/08	2,500,000	2,489,030
Developers Divers Rlty.	BBB	5.00	05/03/10	2,000,000	1,999,730
Executive Risk, Inc.	A	7.13	12/15/07	5,000,000	5,013,950
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	2,500,000	2,431,250
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	5,000,000	4,645,360
Ford Motor Credit Co.	B	7.38	10/28/09	3,000,000	2,941,671
Fst Hor MtgTr	AAA	5.00	06/25/33	2,146,203	2,133,476
GATX Financial Corp.	BBB+	5.13	04/15/10	1,000,000	1,007,709
GMAC	BB+	0.00	12/01/12	10,000,000	6,442,150
HJ Heinz Finance	BBB	6.00	03/15/12	2,000,000	2,037,350
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/13	2,000,000	1,931,916
Markel Corp.	BBB-	6.80	02/15/13	1,000,000	1,030,197
Markel Corp.	BBB-	7.00	05/15/08	1,000,000	1,010,476
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	1,000,000	1,021,697
SLM Corp.	BBB+	4.00	01/15/09	2,250,000	2,168,582
Shurgard Storage Centers	A-	7.75	02/22/11	750,000	796,376

				Face
	Rating	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d)
Simon Property Group	A-	7.88	03/15/16	5,000,000	5,565,050
					58,070,853
HEALTHCARE (1.8%)
Allergan, Inc.	A	5.75	04/01/16	2,000,000	1,976,236
Laboratory Corp. of America	BBB	5.50	02/01/13	1,000,000	966,913
WellPoint, Inc.	BBB+	4.25	12/15/09	2,000,000	1,970,094
HEALTHCARE (Cont’d)
Wyeth	A+	5.50	03/15/13	1,750,000	1,746,435
					6,659,678
INDUSTRIAL (5.8%)
Bunge, Ltd.	BBB-	5.35	04/15/14	2,000,000	1,919,062
Deluxe Corp.	BB-	3.50	10/01/07	1,500,000	1,500,000
Donnelley R.R. & Sons	BBB+	4.95	04/01/14	2,000,000	1,886,270
Fisher Scientific Intl.	BBB	6.13	07/01/15	2,000,000	1,963,516
Lafarge Corp.	BBB	6.50	07/15/08	1,750,000	1,766,529
Masco Corp.	BBB+	5.88	07/15/12	2,000,000	1,992,482
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	7,858,770
Steelcase	BBB-	6.50	08/15/11	2,000,000	2,073,470
					20,960,095
TECHNOLOGY (1.1%)
Arrow Electronics	BBB-	6.88	06/01/18	2,000,000	2,067,682
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,018,604
					4,086,286
TELECOMMUNICATIONS (1.6%)
Alltel Corp.	BB	7.00	03/15/16	2,000,000	1,674,032
Nextel Communications, Inc.	BBB	5.25	01/15/10	2,000,000	1,995,000
Verizon Global	A	4.00	01/15/08	2,000,000	1,992,430
					5,661,462
UTILITIES (2.3%)
Duke Energy Corp.	A	4.50	04/01/10	750,000	742,376
Kinder Morgan	BB-	5.15	03/01/15	2,000,000	1,785,110
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	2,000,000	1,947,222
Progress Energy, Inc.	A-	5.25	12/15/15	2,000,000	1,944,194
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	2,000,000	1,965,536
					8,384,438

TOTAL LONG-TERM DEBT SECURITIES (Cost: $352,332,202) 96.3%					347,502,001

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.1%)
Executive Jets Inc.	4.76	10/04/07	2,000,000	1,998,679
IBM Corp.	4.79	10/01/07	5,710,000	5,708,480
JP Morgan Chase Bank	4.68	10/01/07	3,425,200	3,425,200

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $11,132,359) 3.1%				11,132,359

TOTAL INVESTMENTS (Cost: $363,464,561) 99.4%				358,634,360

OTHER NET ASSETS 0.6%				2,270,556

NET ASSETS 100.0%				$360,904,916

Abrreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association

(1) U.S. Government guaranteed security.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated or below-investment grade was 27,154,360, or 7.6% of the Fund’s total investments as of September 30,2007.

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Bond Fund were as follows:

Unrealized Appreciation	$2,597,318
Unrealized Depreciation	(7,427,519)
Net	$(4,830,201)
Cost of Investments	$363,464,561

ITEM 2.	CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 27, 2007

By:	/s/ JOHN R. GREED
John R. Greed
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	November 27, 2007